     As filed with the Securities and Exchange Commission on April 11, 2001


                                                   Registration No. 333-43373
                                                                    811-08569
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 4

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 5

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
                  -------------------------------------------
                          (Exact Name of Registrant)


                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                         Elizabeth A. Frederick, Esquire
                              The Lincoln National
                             Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000

--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:
                             Brian M. Burke, Esquire
                              The Lincoln National
                             Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000

                     Title of securities being registered:
    Interests in a separate account under group flexible premium deferred variable annuity contracts.

                             ---------------------

It is proposed that this filing will become effective:

----- immediately upon filing pursuant to paragraph (b) of Rule 485
  X   on 5/1/01 pursuant to paragraph (b) of Rule 485
-----

----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
-----

                     Title of Securities Being Registered:
              Units of Interest Under Variable Annuity Contracts

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
GROUP VARIABLE ANNUITY CONTRACTS


Home office:             Servicing Office:
Lincoln National Life    Lincoln National
Insurance Co.            Life Insurance Co.
1300 South Clinton       P.O. Box 9740
Street                   Portland, Maine
Fort Wayne, Indiana      04104
46802
www.LincolnLife.com


This Prospectus describes the group variable annuity contracts and individual certificates that are issued by Lincoln National Life Insurance Company (LINCOLN
LIFE). They are for use with certain qualified retirement PLANS. Generally, neither the CONTRACTOWNER nor the individual PARTICIPANT pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate ACCOUNT VALUE and, as permitted by the PLAN, to provide retirement income that a PARTICIPANT cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE, we pay the BENEFICIARY or the plan a DEATH BENEFIT.


PARTICIPANTS choose whether ACCOUNT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If PARTICIPANTS allocate contributions to the fixed account, we guarantee principal and a minimum interest rate. WE LIMIT WITHDRAWALS AND TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT.


Allocated and unallocated contracts are available. In an allocated contract, we maintain an ACCOUNT VALUE on behalf of each individual PARTICIPANT, and the employer if requested; each PARTICIPANT receives a certificate. Under an unallocated contract, the employer or an administrator performs PARTICIPANT accounting. Allocated and unallocated contracts have different features.


All contributions for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account Q (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If a PARTICIPANT puts all or some contributions into one or more of the contract's SUBACCOUNTS, the PARTICIPANT takes all the investment risk on the ACCOUNT VALUE and the retirement income. If the selected SUBACCOUNTS make money, ACCOUNT VALUE goes up; if they do not, it goes down. How much it goes up or down depends on the performance of the selected SUBACCOUNTS. WE DO NOT GUARANTEE HOW ANY OF THE FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES INVESTMENT IN THE CONTRACT.



The available SUBACCOUNTS, and the funds, in which they invest are listed below. The CONTRACTOWNER decides which of these SUBACCOUNTS are available under the contract for PARTICIPANT allocations. For more information about the investment objectives, policies and risks of the funds, please refer to the Prospectus for the funds.



    Alliance Variable Products Series Fund (AVP)(Class B):
      Growth Portfolio
      Technology Portfolio
    American Funds Insurance Series (AFIS)(Class 2)
      Growth Fund
      International Fund
    Baron Capital Asset Fund Trust (Insurance Class)
    Delaware Group Premium Fund (DGPF)
    (Standard Class):
      Global Bond Series
      Growth & Income Series
      REIT Series
      Trend Series


    Deutsche Asset Management VIT Funds
      Equity 500 Index Fund
      Small Cap Index Fund
    Fidelity Variable Insurance Products:
      VIP Growth Portfolio (Service Class)
    Fidelity Variable Insurance Products:
      VIP Contrafund Portfolio (Service Class)
    Janus Aspen Series, Worldwide Growth Fund (Institutional Shares) Lincoln National Aggressive Growth Fund, Inc.
    Lincoln National Bond Fund, Inc.
    Lincoln National Capital Appreciation Fund, Inc.
    Lincoln National Equity-Income Fund, Inc.
    Lincoln National Global Asset Allocation Fund, Inc.
    Lincoln National Growth and Income Fund, Inc.
    Lincoln National International Fund, Inc.
    Lincoln National Managed Fund, Inc.
    Lincoln National Money Market Fund, Inc.
    Lincoln National Social Awareness Fund, Inc.
    Lincoln National Special Opportunities Fund, Inc.
    Neuberger Berman Advisors Management Trust
    (AMT):
      Partners Portfolio
      Mid-Cap Growth Portfolio



ON OR ABOUT MAY 22, 2001 THE FOLLOWING FUNDS WILL BE AVAILABLE:



    Delaware Group Premium Fund (DGPF)
      Small Cap Value Series (Service Class)



    MFS Variable Insurance Trust
      MFS Utilities Series (Initial Class)



    Putnam Variable Trust
      Health Sciences Fund (Class IB)



This Prospectus gives you information about the contracts that CONTRACTOWNERS and PARTICIPANTS should know before investing. Please review the prospectuses for the funds that are attached, and keep the prospectuses for reference.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine, 04104, or call 1-800-341-0441. The SAI and other information about LINCOLN LIFE and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2001

TABLE OF CONTENTS


                                        PAGE
--------------------------------------------
Special terms                             2
--------------------------------------------
Expense tables                            3
--------------------------------------------
Summary                                   6
--------------------------------------------
Condensed financial information           8
--------------------------------------------
Investment results                       11
--------------------------------------------
Financial statements                     11
--------------------------------------------
Lincoln National Life Insurance Co.      11
--------------------------------------------
Fixed side of the contract               11
--------------------------------------------
Variable annuity account (VAA)           11
--------------------------------------------
Investments of the VAA                   12
--------------------------------------------
Charges and other deductions             15
--------------------------------------------



                                        PAGE
--------------------------------------------

The contracts                            16
--------------------------------------------
Annuity payouts                          22
--------------------------------------------
Federal tax matters                      24
--------------------------------------------
Voting rights                            26
--------------------------------------------
Distribution of the contracts            26
--------------------------------------------
Return privilege                         26
--------------------------------------------
State regulation                         27
--------------------------------------------
Restrictions under the Texas Optional
Retirement Program                       27
--------------------------------------------
Records and reports                      27
--------------------------------------------
Other information                        27
--------------------------------------------
Statement of additional information
table of contents for VAA                28
--------------------------------------------


For a free copy of the SAI please see page one of this booklet.


SPECIAL TERMS


(We have italicized the special terms that have special meaning throughout this Prospectus)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account Q, into WHICH LINCOLN LIFE sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

ACCOUNT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.

ACCUMULATION UNIT -- A measure used to calculate ACCOUNT VALUE for the variable side of the contract.

ANNUITANT -- The person on whose life the annuity benefit payments made after the ANNUITY COMMENCEMENT DATE are based.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under an ANNUITY PAYOUT option.

ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS for the variable side of the contract after the ANNUITY COMMENCEMENT DATE.


BENEFICIARY -- The person or entity designated by a non-ERISA 403(b) plan PARTICIPANT or an ANNUITANT to receive any DEATH BENEFIT payable on the death of the PARTICIPANT or ANNUITANT.


CONTRACTOWNER (you, your, owner) -- The party named on the group annuity contract (for example, an employer, or retirement plan trust, an association, or other entity allowed by law).

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DEATH BENEFIT -- An amount payable to a designated BENEFICIARY if a PARTICIPANT under a 403(b) plan not subject to ERISA dies before his or her ANNUITY COMMENCEMENT DATE.

LINCOLN LIFE (we, us, our) -- The Lincoln National Life Insurance Company.

NET CONTRIBUTIONS -- The sum of all contributions credited to the PARTICIPANT'S ACCOUNT VALUE less any amounts paid when a withdrawal occurs and less any outstanding loan balance.

PARTICIPANT -- A person defined as a PARTICIPANT in the plan, who has enrolled under a contract and, under an allocated group contract, on whose behalf Lincoln Life maintains an ACCOUNT VALUE.


PARTICIPANT YEAR -- A 12 month period starting with the date that we receive the first contribution on behalf of a participant and on each anniversary after that.


PLAN -- The retirement program that an Employer offers to its employees for which a contract is used to accumulate FUNDS.

SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a particular fund or series available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund or series.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.


VALUATION PERIOD -- The period starting at the close of trading (normally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER OR PARTICIPANT EXPENSES:


The maximum SURRENDER CHARGE (contingent deferred sales charge) (as a percentage of ACCOUNT VALUE withdrawn): 6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge percentage with respect to that surrender or withdrawal.


ANNUAL CONTRACT FEE:
Per PARTICIPANT/CONTRACTOWNER (allocated contract): $25


We may reduce or waive these charges in certain situations. See "Charges and other deductions."



VAA ANNUAL EXPENSES FOR ACCOUNT Q SUBACCOUNTS:
(as a percentage of average ACCOUNT VALUE):



"Standard" Mortality and expense risk charge              1.00%
"Breakpoint" Mortality and expense risk charge*            .75%



*Only certain contracts or plans are eligible for a breakpoint charge. See "Charges and other deductions."



ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2000



(as a percentage of each fund's average net assets):



                                       MANAGEMENT             12B-1                 OTHER                 TOTAL
                                       FEES            +      FEES           +      EXPENSES       =      EXPENSES
-------------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth (Class 2)             0.36%                  0.25%                 0.02%                 0.63%
-------------------------------------------------------------------------------------------------------------------
 2.  AFIS International (Class 2)      0.54                   0.25                  0.05                  0.84
-------------------------------------------------------------------------------------------------------------------
 3.  Aggressive Growth                 0.70                   0.00                  0.08                  0.78
-------------------------------------------------------------------------------------------------------------------
 4.  AMT Mid-Cap Growth                0.84                   0.00                  0.14                  0.98
-------------------------------------------------------------------------------------------------------------------
 5.  AMT Partners                      0.82                   0.00                  0.10                  0.92
-------------------------------------------------------------------------------------------------------------------
 6.  Aspen Worldwide Growth
     (Institutional Shares)            0.65                   0.00                  0.04                  0.69
-------------------------------------------------------------------------------------------------------------------
 7.  AVP Growth (Class B)              0.75                   0.25                  0.08                  1.08
-------------------------------------------------------------------------------------------------------------------
 8.  AVP Technology (Class B)(1)       1.00                   0.25                  0.08                  1.33
-------------------------------------------------------------------------------------------------------------------
 9.  Bond                              0.45                   0.00                  0.09                  0.54
-------------------------------------------------------------------------------------------------------------------
10.  Capital Appreciation              0.71                   0.00                  0.05                  0.76
-------------------------------------------------------------------------------------------------------------------
11.  Capital Asset (Insurance
     class)(2)*                        0.84                   0.25                  0.41                  1.50
-------------------------------------------------------------------------------------------------------------------
12.  DGPF Global Bond(3)* (Standard
     class)                            0.65                   0.00                  0.20                  0.85
-------------------------------------------------------------------------------------------------------------------
13.  DGPF Growth & Income(4)*
     (Standard class)                  0.60                   0.00                  0.08                  0.68
-------------------------------------------------------------------------------------------------------------------
14.  DGPF Real Estate (REIT)(5)*
     (Standard class)                  0.57                   0.00                  0.28                  0.85
-------------------------------------------------------------------------------------------------------------------
15.  DGPF Trend (Standard class)(6)*   0.74                   0.00                  0.09                  0.83
-------------------------------------------------------------------------------------------------------------------
16.  Equity 500 Index(7)*              0.20                   0.00                  0.10                  0.30
-------------------------------------------------------------------------------------------------------------------
17.  Equity-Income                     0.72                   0.00                  0.07                  0.79
-------------------------------------------------------------------------------------------------------------------
18.  Global Asset Allocation           0.72                   0.00                  0.22                  0.94
-------------------------------------------------------------------------------------------------------------------
19.  Growth and Income                 0.31                   0.00                  0.05                  0.36
-------------------------------------------------------------------------------------------------------------------
20.  International                     0.80                   0.00                  0.16                  0.96
-------------------------------------------------------------------------------------------------------------------
21.  Managed                           0.37                   0.00                  0.07                  0.44
-------------------------------------------------------------------------------------------------------------------
22.  Money Market                      0.48                   0.00                  0.10                  0.58
-------------------------------------------------------------------------------------------------------------------
23.  Small Cap Index(7)*               0.35                   0.00                  0.10                  0.45
-------------------------------------------------------------------------------------------------------------------
24.  Social Awareness                  0.33                   0.00                  0.05                  0.38
-------------------------------------------------------------------------------------------------------------------
25.  Special Opportunities             0.41                   0.00                  0.08                  0.49
-------------------------------------------------------------------------------------------------------------------
26.  VIP II Contrafund(8) (Service
     Class)                            0.57                   0.10                  0.09                  0.76
-------------------------------------------------------------------------------------------------------------------
27.  VIP Growth (Service Class)(8)     0.57                   0.10                  0.09                  0.76
-------------------------------------------------------------------------------------------------------------------
28.  DGPF SmallCap Value(9)*+
     (Service Class)                   0.69                   0.15                  0.16                  1.00
-------------------------------------------------------------------------------------------------------------------
29.  Health Sciences (Class IB)+       0.70                   0.25                  0.13                  1.08
-------------------------------------------------------------------------------------------------------------------
30.  Utilities (Initial Class)(1)(0)+  0.75                   0.00                  0.16                  0.91
-------------------------------------------------------------------------------------------------------------------


*After waivers and/or reimbursements.
+These funds are not available to you until on or about May 22, 2001.

VOLUNTARY FEE REIMBURSEMENTS:



The following funds VOLUNTARILY waive expenses to the extent necessary to not exceed a maximum total expense ratio.



(1) For the period January 1, 2000 through April 30, 2000, the Adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. With the waiver/reimbursement, the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07% and 1.31%, respectively.



(3) The investment advisor for the Global Bond Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2001 through October 31, 2001, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next
    $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(4) The investment advisor for the Growth and Income Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. DMC has voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.



(5) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(6) The investment advisor for the Trend Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(7) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets.



(9) Effective May 1, 2001 through October 31, 2001, Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.85% for Small Cap Value. Without such an arrangement total operating expense for the Series would have been 1.06% for Small Cap Value. The Service
    Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).


CONTRACTUAL FEE REIMBURSEMENTS:


The following funds contractually waive the management fee to the extent necessary to not exceed a maximum total expense ratio.



(2) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000 would have been 1.66%.



(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund expenses for details.



(10) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account "Net Expenses" would be lower for certain series and would equal 0.90% for Utilities.

EXAMPLES


(expenses of the SUBACCOUNTS and the funds):


If you make a full withdrawal at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                  1 YEAR               3 YEARS               5 YEARS               10 YEARS
                           --------------------  --------------------  --------------------  --------------------
                           STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT
-----------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth             $ 79        76         118        110        148        135        193        166
-----------------------------------------------------------------------------------------------------------------
 2.  AFIS International      $ 81        78         124        117        158        146        216        189
-----------------------------------------------------------------------------------------------------------------
 3.  Aggressive Growth       $ 80        78         122        110        155        143        210        182
-----------------------------------------------------------------------------------------------------------------
 4.  AMT Mid-Cap Growth      $ 82        80         128        121        165        153        231        204
-----------------------------------------------------------------------------------------------------------------
 5.  AMT Partners            $ 81        79         126        119        162        150        225        198
-----------------------------------------------------------------------------------------------------------------
 6.  Aspen Worldwide
     Growth                  $ 79        77         119        112        151        138        200        172
-----------------------------------------------------------------------------------------------------------------
 7.  AVP Growth              $ 83        80         131        123        170        157        241        215
-----------------------------------------------------------------------------------------------------------------
 8.  AVP Technology          $ 85        83         138        131        182        170        267        241
-----------------------------------------------------------------------------------------------------------------
 9.  Bond                    $ 78        75         115        108        143        131        184        156
-----------------------------------------------------------------------------------------------------------------
10.  Capital Appreciation    $ 80        77         121        114        154        142        208        180
-----------------------------------------------------------------------------------------------------------------
11.  Capital Asset           $ 87        84         143        135        190        178        284        258
-----------------------------------------------------------------------------------------------------------------
12.  DGPF Global Bond        $ 81        78         124        117        159        146        217        190
-----------------------------------------------------------------------------------------------------------------
13.  DGPF Growth & Income    $ 79        77         119        112        150        138        199        171
-----------------------------------------------------------------------------------------------------------------
14.  DGPF Real Estate
     (REIT)                  $ 81        78         124        117        159        146        217        190
-----------------------------------------------------------------------------------------------------------------
15.  DGPF Trend              $ 81        78         124        116        158        145        216        188
-----------------------------------------------------------------------------------------------------------------
16.  Equity 500 Index        $ 75        73         108        101        131        119        157        128
-----------------------------------------------------------------------------------------------------------------
17.  Equity-Income           $ 80        78         122        115        156        143        211        183
-----------------------------------------------------------------------------------------------------------------
18.  Global Asset
     Allocation              $ 82        79         127        119        163        151        227        200
-----------------------------------------------------------------------------------------------------------------
19.  Growth and Income       $ 78        74         110        103        134        122        164        135
-----------------------------------------------------------------------------------------------------------------
20.  International           $ 82        79         127        120        164        152        229        202
-----------------------------------------------------------------------------------------------------------------
21.  Managed                 $ 77        74         112        105        138        126        173        144
-----------------------------------------------------------------------------------------------------------------
22.  Money Market            $ 78        78         116        109        145        133        188        160
-----------------------------------------------------------------------------------------------------------------
23.  Small Cap Index         $ 77        75         113        105        139        126        174        145
-----------------------------------------------------------------------------------------------------------------
24.  Social Awareness        $ 76        74         110        103        135        123        166        137
-----------------------------------------------------------------------------------------------------------------
25.  Special
     Opportunities           $ 77        75         114        106        141        128        178        150
-----------------------------------------------------------------------------------------------------------------
26.  VIP Growth              $ 80        77         121        114        154        142        208        180
-----------------------------------------------------------------------------------------------------------------
27.  VIP II Contrafund       $ 80        77         121        114        154        142        208        180
-----------------------------------------------------------------------------------------------------------------
28.  DGPF SmallCap Value*    $ 82        80         128        121        166        154        233        206
-----------------------------------------------------------------------------------------------------------------
29.  Health Sciences*        $ 83        80         131        123        170        157        241        215
-----------------------------------------------------------------------------------------------------------------
30.  Utilities*              $ 81        79         126        119        161        149        223        197
-----------------------------------------------------------------------------------------------------------------



*These funds are not available to you until on or about May 22, 2001.

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                  1 YEAR               3 YEARS               5 YEARS               10 YEARS
                           --------------------  --------------------  --------------------  --------------------
                           STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT
-----------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth             $ 17        14         51         44          89         76        193        166
-----------------------------------------------------------------------------------------------------------------
 2.  AFIS International      $ 19        16         58         50         100         87        218        189
-----------------------------------------------------------------------------------------------------------------
 3.  Aggressive Growth       $ 18        16         56         48          97         83        210        182
-----------------------------------------------------------------------------------------------------------------
 4.  AMT Mid-Cap Growth      $ 20        18         62         54         107         94        231        204
-----------------------------------------------------------------------------------------------------------------
 5.  AMT Partners            $ 20        17         60         53         104         91        225        198
-----------------------------------------------------------------------------------------------------------------
 6.  Aspen Worldwide
     Growth                  $ 17        15         53         46          92         78        200        172
-----------------------------------------------------------------------------------------------------------------
 7.  AVP Growth              $ 21        19         65         58         112         99        241        215
-----------------------------------------------------------------------------------------------------------------
 8.  AVP Technology          $ 24        21         73         65         125        112        267        241
-----------------------------------------------------------------------------------------------------------------
 9.  Bond                    $ 16        13         49         41          54         71        184        156
-----------------------------------------------------------------------------------------------------------------
10.  Capital Appreciation    $ 16        15         55         48          98         82        208        180
-----------------------------------------------------------------------------------------------------------------
11.  Capital Asset           $ 25        23         78         70         133        120        284        258
-----------------------------------------------------------------------------------------------------------------
12.  CGPF Global Bond        $ 19        16         58         50         100         87        217        190
-----------------------------------------------------------------------------------------------------------------
13.  DGPF Growth & Income    $ 17        15         53         45          91         78        199        171
-----------------------------------------------------------------------------------------------------------------
14.  DGPF Real Estate
     (REIT)                  $ 19        16         58         50         100         87        217        190
-----------------------------------------------------------------------------------------------------------------
15.  DGPF Trend              $ 19        16         58         50          99         88        215        188
-----------------------------------------------------------------------------------------------------------------
16.  Equity 500 Index        $ 13        11         41         33          71         58        157        128
-----------------------------------------------------------------------------------------------------------------
17.  Equity-Income           $ 18        16         56         49          97         54        211        183
-----------------------------------------------------------------------------------------------------------------
18.  Global Asset
     Allocation              $ 20        17         61         53         105         92        227        200
-----------------------------------------------------------------------------------------------------------------
19.  Growth and Income       $ 14        11         43         35          75         61        184        135
-----------------------------------------------------------------------------------------------------------------
20.  International           $ 20        17         52         54         108         93        229        202
-----------------------------------------------------------------------------------------------------------------
21.  Managed                 $ 15        12         46         38          79         65        173        144
-----------------------------------------------------------------------------------------------------------------
22.  Money Market            $ 16        14         50         42          86         73        188        160
-----------------------------------------------------------------------------------------------------------------
23.  Small Cap Index         $ 15        12         46         38          79         66        174        145
-----------------------------------------------------------------------------------------------------------------
24.  Social Awareness        $ 14        12         44         36          76         62        166        137
-----------------------------------------------------------------------------------------------------------------
25.  Special
     Opportunities           $ 15        13         47         39          81         68        178        150
-----------------------------------------------------------------------------------------------------------------
26.  VIP Growth              $ 18        15         55         48          96         82        208        180
-----------------------------------------------------------------------------------------------------------------
27.  VIP II Contrafund       $ 18        16         55         48          96         82        208        180
-----------------------------------------------------------------------------------------------------------------
28.  DGPF SmallCap Value*    $ 20        18         63         55         108         95        233        206
-----------------------------------------------------------------------------------------------------------------
29.  Health Sciences*        $ 21        19         65         58         112         99        241        215
-----------------------------------------------------------------------------------------------------------------
30.  Utilities*              $ 19        17         60         52         103         90        223        197
-----------------------------------------------------------------------------------------------------------------



*These funds are not available to you until on or about May 22, 2001.


We provide these examples, to help you understand the direct and indirect costs and expenses of the contract.


The expense tables reflect expenses of the VAA as well as expenses of the underlying funds.



For more information, see "Charges and other deductions" in this Prospectus and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between SUBACCOUNTS and to and from the fixed account, currently, there is no charge. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


SUMMARY


WHAT KIND OF CONTRACT IS THIS? It is a group annuity contract between the CONTRACTOWNER and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts."



WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See "Variable annuity account."



WHAT ARE THE CONTRACT'S INVESTMENT CHOICES? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA -- Description of Funds."



WHO ADVISES THE FUNDS? Several different investment advisers manage the funds. See "Investments of the VAA -- Investment advisors."



HOW DOES THE CONTRACT WORK? If we approve the application, we will send the CONTRACTOWNER a contract. When PARTICIPANTS make contributions during the accumulation phase, they buy ACCUMULATION UNITS. If the PARTICIPANT decides to receive retirement income payments, we convert ACCUMULATION UNITS into ANNUITY UNITS. Retirement income payments will be based on the number of ANNUITY UNITS received and the value of each ANNUITY UNIT on payout days. See "The contracts" and "Annuity payouts."



WHAT CHARGES DO I PAY UNDER THE CONTRACT? If you withdraw ACCOUNT VALUE, you pay a surrender charge of 0% to 6% of the gross withdrawal amount, depending upon how long the group contract has been in force. We may waive the surrender charge in certain situations. See "charges and other deductions -- surrender charge."


Under allocated contracts, we charge an annual contract fee of $25 per PARTICIPANT or CONTRACTOWNER account.

We will deduct any applicable premium tax from contributions or ACCOUNT VALUE at the time the tax is incurred or at another time we choose.


We apply an annual charge totaling 1.002% to the daily net asset value of the VAA. Contracts issued for plans meeting certain eligibility requirements will generally impose a lower (breakpoint) annual charge of .75%. See "Charges and other deductions."



Each fund pays a management fee based on its average daily net asset value. See "Investments of the variable annuity account -- Investment adviser." Each fund also has additional operating expenses. These are described in the Prospectuses for the funds.



WHAT CONTRIBUTIONS ARE NECESSARY AND HOW OFTEN? Contributions by or on behalf of PARTICIPANTS may be in any amount unless the CONTRACTOWNER or the plan has a minimum amount. There are limits on the total amount of contributions in any one year. See "The contracts -- contributions."



HOW WILL ANNUITY PAYOUTS BE CALCULATED? If a PARTICIPANT decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See "Annuity payouts -- Annuity payout options." REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.



WHAT HAPPENS IF A PARTICIPANT DIES BEFORE ANNUITIZING? Depending upon the plan, the BENEFICIARY may receive a death benefit and have options as to how the DEATH BENEFIT is paid. See "The contracts -- Death benefit before the annuity commencement date."



MAY PARTICIPANTS TRANSFER ACCOUNT VALUE BETWEEN SUBACCOUNTS AND BETWEEN THE FIXED SIDE OF THE CONTRACT? Yes, subject to certain limits, which may include limits under the terms of the plan. See "The contracts -- Transfers between SUBACCOUNTS on or before the ANNUITY COMMENCEMENT DATE."



MAY A CONTRACTOWNER OR PARTICIPANT WITHDRAW ACCOUNT VALUE? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. (PARTICIPANTS may only withdraw ACCOUNT VALUE during their accumulation period.) See "Withdrawals." The CONTRACTOWNER must also approve certain PARTICIPANT withdrawals. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See "Federal tax matters."



DO PARTICIPANTS GET A FREE LOOK AT THEIR CERTIFICATE? A PARTICIPANT under a
Section 403(b) PLAN and certain nonqualified PLANS can cancel a certificate within twenty days (in some states longer) of the date the PARTICIPANT receives the certificate. The PARTICIPANT must give notice to our servicing office. See "Return privilege."

CONDENSED FINANCIAL INFORMATION


ACCUMULATION UNIT VALUES


The following information relating to ACCUMULATION UNIT values and number of ACCUMULATION UNITS for the period ended December 31, 2000 comes from the VAA'S financial statements. It should be read in conjunction with the VAA'S financial statements and notes which are all included in the SAI. The beginning unit valuation date for both the standard and break point contract is June 1, 1998.



                                                                    2000                    1999                    1998
                                                            ---------------------   ---------------------   ---------------------
                                                            STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
---------------------------------------------------------------------------------------------------------------------------------
AFIS Growth subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $ 9.560*      9.575*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                  35         249
---------------------------------------------------------------------------------
AFIS International subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $ 8.085*      8.098*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                  10          81
---------------------------------------------------------------------------------
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period                                       $ 2.209       2.218     $ 1.567       1.569     $ 1.739       1.739
- End of period                                             $ 2.128       2.142     $ 2.209       2.218     $ 1.567       1.569
Number of accumulation units
- End of period (000's omitted)                                 121       1,001           1         468           1         554
---------------------------------------------------------------------------------
AMT Mid-Cap Growth subaccount
Accumulation unit value
- Beginning of period                                       $15.310      15.340     $10.000*     10.000*
- End of period                                             $14.026      14.089     $15.310*     15.340*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  16          19           1           1
---------------------------------------------------------------------------------
AMT Partners subaccount
Accumulation unit value
- Beginning of period                                       $ 9.793       9.810     $10.000*     10.000*
- End of period                                             $ 9.763       9.805     $ 9.793*      9.810*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                   3           4           1           2
---------------------------------------------------------------------------------
Aspen Worldwide Growth subaccount
Accumulation unit value
- Beginning of period                                       $15.055      15.084     $10.000*     10.000*
- End of period                                             $12.569      12.626     $15.055*     15.084*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  43         307           1          97
---------------------------------------------------------------------------------
AVP Growth subaccount
Accumulation unit value
- Beginning of period                                       $10.000      10.000*
- End of period                                             $ 8.658*      8.673*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                   1           1
---------------------------------------------------------------------------------
AVP Technology subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $ 7.372*      7.383*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                   8           6
---------------------------------------------------------------------------------

                                                                    2000                    1999                    1998
                                                            ---------------------   ---------------------   ---------------------
                                                            STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
---------------------------------------------------------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
- Beginning of period                                       $ 4.811       4.831     $ 5.023       5.032     $ 4.776       4.776
- End of period                                             $ 5.281       5.317     $ 4.811       4.831     $ 5.023       5.032
Number of accumulation units
- End of period (000's omitted)                                  15         508           1         664           1         283
---------------------------------------------------------------------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period                                       $ 3.706       3.721     $ 2.573       2.577     $ 2.119       2.119
- End of period                                             $ 3.088       3.108     $ 3.706       3.721     $ 2.573       2.577
Number of accumulation units
- End of period (000's omitted)                                 272         350           3       2,697           1         555
---------------------------------------------------------------------------------
Capital Asset subaccount
Accumulation unit value
- Beginning of period                                       $11.468      11.488     $10.000*     10.000*
- End of period                                             $11.052      11.100     $11.468*     11.488*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                   3           6           1           1
---------------------------------------------------------------------------------
DGPF Global Bond subaccount
Accumulation unit value
- Beginning of period                                       $ 1.130       1.135     $ 1.184       1.186     $ 1.125       1.125
- End of period                                             $ 1.128       1.136     $ 1.130       1.135     $ 1.184       1.186
Number of accumulation units
- End of period (000's omitted)                                   7           9           2          14           2          10
---------------------------------------------------------------------------------
DGPF Growth & Income subaccount
Accumulation unit value
- Beginning of period                                       $ 1.547       1.553     $ 1.611       1.613     $ 1.596       1.596
- End of period                                             $ 1.706       1.716     $ 1.547       1.553     $ 1.611       1.613
Number of accumulation units
- End of period (000's omitted)                                  10         305           1         315           1         199
---------------------------------------------------------------------------------
DGPF Real Estate (REIT) subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $11.662*     11.683*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's)                                           2           3
---------------------------------------------------------------------------------
DGPF Trend subaccount
Accumulation unit value
- Beginning of period                                       $ 2.309       2.318     $ 1.368       1.370     $ 1.220       1.220
- End of period                                             $ 2.129       2.143     $ 2.309       2.318     $ 1.368       1.370
Number of accumulation units
- End of period (000's omitted)                                 190       1,712           2         946           2         628
---------------------------------------------------------------------------------
Equity 500 Index subaccount
Accumulation unit value
- Beginning of period                                       $10.999      11.018     $10.000*     10.000*
- End of period                                             $ 9.884       9.925     $10.999*     11.018*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  24         493           1          94
---------------------------------------------------------------------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period                                       $ 2.524       2.534     $ 2.399       2.403     $ 2.356       2.356
- End of period                                             $ 2.764       2.782     $ 2.524       2.534     $ 2.399       2.403
Number of accumulation units
- End of period (000's omitted)                                  17         885           1       1,395           1         777
---------------------------------------------------------------------------------
Global Asset Allocation subaccount
Accumulation unit value
- Beginning of period                                       $ 3.369       3.383     $ 3.056       3.061     $ 2.938       2.938
- End of period                                             $ 3.154       3.175     $ 3.369       3.383     $ 3.056       3.061
Number of accumulation units
- End of period (000's omitted)                                   5         196           1         190           1         140
---------------------------------------------------------------------------------

                                                                    2000                    1999                    1998
                                                            ---------------------   ---------------------   ---------------------
                                                            STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period                                       $13.379      13.434     $11.496      11.515     $10.522      10.522
- End of period                                             $11.970      12.049     $13.379      13.434     $11.496      11.515
Number of accumulation units
- End of period (000's omitted)                                  31       1,554           1       1,429           1         600
---------------------------------------------------------------------------------
International subaccount
Accumulation unit value
- Beginning of period                                       $ 2.057       2.065     $ 1.773       1.776     $ 1.799       1.799
- End of period                                             $ 2.039       2.052     $ 2.057       2.065     $ 1.773       1.776
Number of accumulation units
- End of period (000's omitted)                                   8         866           1       1,317           1         685
---------------------------------------------------------------------------------
Managed subaccount
Accumulation unit value
- Beginning of period                                       $ 5.610       5.633     $ 5.260       5.269     $ 5.004       5.004
- End of period                                             $ 5.476       5.512     $ 5.610       5.633     $ 5.260       5.269
Number of accumulation units
- End of period (000's omitted)                                   6         478           1         631           1         220
---------------------------------------------------------------------------------
Money Market subaccount
Accumulation unit value
- Beginning of period                                       $ 2.608       2.621     $ 2.516       2.521     $ 2.460       2.460
- End of period                                             $ 2.738       2.759     $ 2.608       2.621     $ 2.516       2.521
Number of accumulation units
- End of period (000's omitted)                                 224       1,313           1       1,109           1         847
---------------------------------------------------------------------------------
Small Cap Index subaccount
Accumulation unit value
- Beginning of period                                       $11.669      11.693     $10.000*     10.000*
- End of period                                             $11.107      11.158     $11.669*     11.693*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                   2           8
---------------------------------------------------------------------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                                       $ 6.715       6.741     $ 5.875       5.883     $ 5.471       5.471
- End of period                                             $ 6.094       6.133     $ 6.715       6.741     $ 5.875       5.883
Number of accumulation units
- End of period (000's omitted)                                  31       1,502           1       1,300           1         824
---------------------------------------------------------------------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                                       $ 8.249       8.280     $ 8.721       8.733     $ 8.943       8.943
- End of period                                             $ 9.476       9.536     $ 8.249       8.280     $ 8.721       8.733
Number of accumulation units
- End of period (000's omitted)                                   1         104           1         133           1         109
---------------------------------------------------------------------------------
VIP II Contrafund subaccount
Accumulation unit value
- Beginning of period                                       $11.331      11.349     $10.000*     10.000*
- End of period                                             $10.465      10.508     $11.331*     11.349*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  16          52           1           6
---------------------------------------------------------------------------------
VIP Growth subaccount
Accumulation unit value
- Beginning of period                                       $12.380      12.403     $10.000*     10.000*
- End of period                                             $10.900      10.948     $12.380*     12.403*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  20         224           1          78
---------------------------------------------------------------------------------


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

Note: The DGPF SmallCap Value, Health Sciences and Utilities subaccounts were not effective December 31, 2000, and do not have historical accumulation unit information.

INVESTMENT RESULTS


The VAA advertises the annual performance of the SUBACCOUNTS for the funds on both a standardized and nonstandardized basis.


The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.

The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.

The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.


THE MONEY MARKET YIELD FIGURE AND ANNUAL PERFORMANCE OF THE SUBACCOUNTS ARE BASED ON PAST PERFORMANCE AND DO NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. SEE THE SAI FOR FURTHER INFORMATION.


FINANCIAL STATEMENTS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

LINCOLN NATIONAL LIFE INSURANCE CO.


The Lincoln National Life Insurance Company (LINCOLN LIFE), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


FIXED SIDE OF THE CONTRACT

Contributions allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all PARTICIPANT data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the contract from time to time.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.


VARIABLE ANNUITY ACCOUNT (VAA)



On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity CONTRACTS, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. CONTRACTOWNERS OR PARTICIPANTS, AS APPLICABLE, ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.



INVESTMENTS OF THE VAA



CONTRACTOWNERS of unallocated contracts and PARTICIPANTS under allocated contracts decide the SUBACCOUNT(S) to which contributions are allocated. There is a separate SUBACCOUNT which corresponds to each fund. CONTRACTOWNERS or PARTICIPANTS, as applicable, may change allocations without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.



INVESTMENT ADVISERS



The investment advisers of the funds are:



American Funds Insurance Series is managed by Capital Research and Management Company.



Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Lincoln Investment Advisers and sub-advised by Putnam Investment Management, LLC.



Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC.



Janus Aspen Series Worldwide Growth Fund is managed by Janus Capital Corp.



Alliance Variable Products Series Fund is managed by Alliance Capital Management, L.P.



Lincoln National Bond Fund, Lincoln National Managed Fund and Lincoln National Money Market Fund are managed by Delaware Lincoln Investment Advisers.



Lincoln National Capital Appreciation Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Janus Capital Corp.



Baron Capital Asset Fund is managed by BAMCO, Inc.



Delaware Group Premium Funds are managed by Delaware Management Company. The Global Bond Series is managed by Delaware International Advisers, Ltd.



Deutsche Asset Management VIT Funds are managed by Bankers Trust Company.



Lincoln National Equity Income Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Fidelity Management and Research Company.



Lincoln National Growth and Income Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Goldman Sachs Asset Management.



Lincoln National International Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Delaware International Advisers, Ltd.



Lincoln National Social Awareness Fund and Lincoln National Special Opportunities Fund are managed by Vantage Investment Advisers.



Fidelity Variable Insurance Product Fund and Fidelity Variable Insurance Product Fund II are managed by Fidelity Management and Research Company.



Putnam Variable Trust is managed by Putnam Investment Management, LLC.



MFS Variable Insurance Trust is managed by Massachusetts Financial Services Company.



Additional information regarding the investment advisers to each of the funds may be found in the Prospectuses for the funds enclosed in this booklet.



As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.



With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate LINCOLN LIFE (or an affiliate) for administrative, distribution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LINCOLN LIFE (or an affiliate).



DESCRIPTION OF THE FUNDS



Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders in that fund. There is more detailed information in the current Prospectuses for the funds and series which are included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVES.



ON OR ABOUT MAY 22, 2001 THREE ADDITIONAL INVESTMENT OPTIONS (#28 THROUGH #30) WILL BE AVAILABLE UNDER THE CONTRACTS. SOME PLANS LIMIT THE FUNDS AVAILABLE UNDER THE PLAN. PLEASE CONTACT YOUR INVESTMENT DEALER FOR CURRENT INFORMATION.



  1. AFIS GROWTH FUND -- The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  2. AFIS INTERNATIONAL FUND -- The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  3. AGGRESSIVE GROWTH FUND -- The fund seeks to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.



  4. AMT MID-CAP GROWTH PORTFOLIO -- The fund seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.



  5. AMT PARTNERS PORTFOLIO -- The fund seeks capital growth by investing mainly in common stocks of mid-to large capitalization established companies using the value-oriented investment approach.



  6. ASPEN WORLDWIDE GROWTH FUND -- The fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.



  7. AVP GROWTH PORTFOLIO -- The fund seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.



  8. AVP TECHNOLOGY PORTFOLIO -- The fund seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



  9. BOND FUND -- The fund seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.



  10. CAPITAL APPRECIATION FUND -- The fund seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.



  11. CAPITAL ASSET FUND -- The fund seeks to purchase stocks, judged by the adviser, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



  12. DGPF GLOBAL BOND SERIES -- The fund seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The fund will invest in fixed income securities of issuers from at least three different countries, one of which may be the United States.



  13. DGPF GROWTH & INCOME SERIES -- The fund seeks capital appreciation with current income as a secondary objective.



  14. DGPF REAL ESTATE (REIT) SERIES -- The fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securities of companies primarily engaged in the real estate industry.



  15. DGPF TREND SERIES -- The fund seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

  16. EQUITY 500 INDEX FUND -- The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.



  17. EQUITY-INCOME FUND -- The fund seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).



  18. GLOBAL ASSET ALLOCATION FUND -- The fund seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.



  19. GROWTH AND INCOME FUND -- The fund seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general deomestic economy.



  20. INTERNATIONAL FUND -- The fund seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.



  21. MANAGED FUND -- The fund seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.



  22. MONEY MARKET FUND -- The fund seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.



  23. SMALL CAP INDEX FUND -- The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.



  24. SOCIAL AWARENESS FUND -- The fund seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



  25. SPECIAL OPPORTUNITIES FUND -- The fund seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.



  26. VIP II CONTRAFUND PORTFOLIO -- The fund seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



  27. VIP GROWTH PORTFOLIO -- The fund seeks to achieve capital appreciation. The Portfolio normally purchases common stock.



  28. DGPF SMALL VALUE SERIES -- The fund seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



  29. HEALTH SCIENCES FUND -- The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



  30. UTILITIES SERIES -- The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).



FUND SHARES



We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem sufficient shares of the appropriate funds to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/ withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.



When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.



The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various CONTRACTOWNERS participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.



Shares of the funds are not sold directly to the general public. They are sold to LINCOLN LIFE, any may be sold to other insurance companies for investment of the assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


All dividends and capital gain distributions of the funds and series are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS or PARTICIPANTS as additional units, but are reflected in changes in unit values.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE SERIES AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute series or funds only for certain classes of CONTRACTOWNERS. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of CONTRACTOWNERS.



Substitutions may be made with respect to existing investments or the investments of future contributions, or both. We may close SUBACCOUNTS to allocations of contributions or ACCOUNT VALUE, or both, at any time in our sole discretion. The funds, which sell their shares to the SUBACCOUNTS pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the SUBACCOUNTS.



Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.


CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM CONTRIBUTIONS

There are no front-end deductions for sales charges made from contributions. However, we will deduct premium taxes, when applicable.


ANNUAL CONTRACT FEE



We will deduct $25 per account maintained on behalf of a PARTICIPANT or CONTRACTOWNER from ACCOUNT VALUE on the last VALUATION DATE of each PARTICIPANT YEAR to compensate us for the administrative services provided; this $25 annual contract fee will also be deducted from ACCOUNT VALUE upon total or partial withdrawals of all account value by a CONTRACTOWNER or PARTICIPANT. Administrative services include processing applications; issuing contracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering ANNUITY PAYOUTS; providing accounting, valuation, regulatory and reporting services.


SURRENDER CHARGE


A surrender charge is imposed in the event of a total or partial WITHDRAWAL of ACCOUNT VALUE before the ANNUITY COMMENCEMENT DATE. The surrender charge associated with WITHDRAWALS is paid to us to compensate us for the loss we experience on contract distribution costs when there are WITHDRAWALS before distribution costs have been recovered. Charges are the same for all WITHDRAWALS except that, partial withdrawals of up to a cumulative percentage limit of 20% of (i) the ACCOUNT VALUE attributable to an unallocated group CONTRACT or
(ii) the ACCOUNT VALUE attributable to a PARTICIPANT or the CONTRACTOWNER in an allocated group CONTRACT, as applicable, made in any CONTRACT YEAR are not subject to a surrender charge. (To determine the 20% limit, all partial withdrawals during the CONTRACT YEAR, including the withdrawal amount being requested, are added together, and the sum is divided by the ACCOUNT VALUE at the time of the requested withdrawal.) Restrictions apply to the extent a withdrawal is requested from the fixed side of the contract. See "The contracts -- Discontinuance and withdrawals." Partial withdrawals in excess of the cumulative percentage limit in any CONTRACT YEAR are subject to the surrender charge. In addition, if a total withdrawal of all ACCOUNT VALUE in the VAA is requested, then the entire amount of withdrawal is subject to the surrender charge. The surrender charge is defined in the following table:


                                  CONTRACT YEAR in which
                                  surrender/withdrawal occurs
  ----------------------------------------------------------------------------------
                                  1-4  5  6  7  8  9  10+
  Surrender
    charge                        6%  5%  4% 3% 2% 1%  0

There will be no surrender charge imposed on any WITHDRAWAL after a group CONTRACT has been in force for ten years.

Although the applicable surrender charge is calculated based on group contract withdrawals, and group CONTRACT YEARS in force, any applicable charges in connection with a PARTICIPANT'S withdrawal are generally imposed on the PARTICIPANT. Depending on various factors, the CONTRACTOWNER may elect to reimburse a PARTICIPANT for a surrender charge imposed in connection with a PARTICIPANT'S withdrawal.

The surrender charge will not apply in the event of a withdrawal for one of the following reasons: (1) to make a payment due to the PARTICIPANT'S death, disability, retirement or termination of employment, excluding termination of employment due to PLAN termination, plant shutdown, or any other program instituted by the PARTICIPANT'S employer which would reduce the work force by more than 20%; (2) to make a payment for a PARTICIPANT hardship situation as allowed by the PLAN; (3) to make a payment pursuant to a qualified domestic relations order; or (4) to purchase an annuity option as permitted under the contract.

ADDITIONAL INFORMATION


Participants in the Texas Optional Retirement Program should refer to "Restrictions under the Texas Optional Retirement Program", later in this Prospectus booklet.


The charges associated with total and partial withdrawals are paid to us to compensate us for the cost of distributing the contracts.

DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS


We deduct from the VAA an amount, computed daily, which is no higher than an effective annual rate of 1.002% or .75% of the daily net asset value, to compensate us for our assumption of certain risks described below. This maximum level of mortality and expense risk charge is guaranteed not to increase.



Contracts eligible for the lower, or "breakpoint," mortality and expense risk charge are those contracts which, at the time of issue, have ACCOUNT VALUE equal to or in excess of $5 million, either individually or in combination with other contracts under the same employer group or association, or under which annual contributions are anticipated to be equal to or in excess of $500,000, as determined in our sole discretion. Certain contracts which are purchased with the surrender proceeds of an existing group variable annuity contract are not eligible for the breakpoint mortality and expense risk charge.


Contracts which, after issue and at the end of a calendar quarter, have ACCOUNT VALUE equal to or in excess of $5 million will be eligible for the lower mortality and expense risk charge. The lower mortality and expense risk charge will be implemented on the calendar quarter-end VALUATION DATE following the end of the calendar quarter in which the contract became eligible for the lower charge.

Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made will not be affected by annuitants receiving ANNUITY PAYOUTS live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

SPECIAL ARRANGEMENTS


The surrender charge, annual mortality and expense risk charge, annual contract fee, loan set-up fee, and loan rate of interest may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where LINCOLN LIFE'S administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of PARTICIPANTS, or the amount or frequency of contributions anticipated; or other support provided by the CONTRACTOWNER or the plan. In addition, the group CONTRACTOWNER or the PLAN may pay the account charge on behalf of the PARTICIPANTS under a contract. LINCOLN LIFE will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with LINCOLN LIFE'S eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. LINCOLN LIFE may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including PARTICIPANTS under other contracts issued through the VAA.


Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The CONTRACTOWNER and PARTICIPANT should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from ACCOUNT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.0% to 5.0% in those states where the tax is imposed.

OTHER CHARGES AND DEDUCTIONS


There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the funds' Prospectuses.



THE CONTRACTS



PURCHASE OF CONTRACTS



A prospective CONTRACTOWNER wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the CONTRACTOWNER through its sales representative. For 403(b) PLANS that have allocated rights to the PARTICIPANT, we will issue to each PARTICIPANT a separate active life certificate that describes the basic provisions of the contract to each PARTICIPANT.



INITIAL CONTRIBUTIONS



When we receive a completed enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a PARTICIPANT to his or her account no later than two business days after we receive the contribution.



If we receive contribution amounts with incomplete or no allocation instructions, we will notify the CONTRACTOWNER and direct contribution amounts to the pending allocation account. The pending allocation account invests in the Lincoln National Money Market Fund. We do not impose the mortality and expense risk charge or the annual contract fee on the pending allocation account.



We will transfer ACCOUNT VALUE from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two VALUATION DATES of receipt of such instructions, and allocate all future contributions in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund ACCOUNT VALUE in the pending allocation account within 105 days of the initial contribution.



PARTICIPANTS may not allocate contributions to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.


WHO CAN INVEST

In order to purchase a group contract, the plan on whose behalf the contract will be held must be one of the qualified plans for which the contracts are designed. Also, depending on state law requirements, a minimum of ten PARTICIPANTS may be required to be participating in the plan. LINCOLN LIFE may impose additional eligibility requirements; any such additional eligibility requirements will be applied in a nondiscriminatory manner.

CONTRIBUTIONS

Contributions are payable to us at a frequency and may be made in any amount unless the CONTRACTOWNER or the plan has a minimum amount. Contributions in any one CONTRACT YEAR which exceed twice the amount of contributions made in the first CONTRACT YEAR may be made only with our permission. If contributions stop, the contract will remain in force as a paid-up contract. Payments may be resumed at any time until the group contract or certificate, as applicable, terminates.

VALUATION DATE


ACCUMULATION and ANNUITY UNITS will be valued once daily as of the close of trading (normally 4:00 p.m., New York time) on each day that the NYSE is open for trading (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.


ALLOCATION OF CONTRIBUTIONS


Contributions are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to CONTRACTOWNERS or PARTICIPANTS instructions. Contributions may be allocated to a maximum of ten subaccounts, or to a maximum of nine subaccounts and the fixed account.



Upon allocation to the appropriate SUBACCOUNT, contributions are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount of each contribution allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the contribution is received at the contribution if received before the end of the VALUATION DATE (usually 4:00 p.m. New York time). If the contribution is received at or after that time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way shall not be changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds.


VALUATION OF ACCUMULATION UNITS

Contributions allocated to the VARIABLE ACCOUNT are converted into ACCUMULATION UNITS. This is done by dividing each contribution by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the contribution is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:


    1. The total value of fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus


    2. The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these such liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    3. The result of 2. is divided by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the mortality and expense risk charge for the number of calendar days in the VALUATION PERIOD.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

The CONTRACTOWNER (under an unallocated group CONTRACT) or PARTICIPANT or CONTRACTOWNER (under an allocated group CONTRACT) may transfer all or a portion of ACCOUNT VALUE from one SUBACCOUNT to another. A transfer involves the redemption of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values as of the VALUATION DATE immediately following receipt of the transfer request.


Transfers between SUBACCOUNTS are restricted to once every 30 days. We reserve the right to further limit the number of transfers.



A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the PARTICIPANT a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the PARTICIPANT on the next VALUATION DATE.



Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to us.



Requests for transfers will be processed on the VALUATION DATE that they are received when they are received in our customer service center before 4 p.m. New York time.



The CONTRACTOWNER (under an unallocated group contract) or PARTICIPANT or CONTRACTOWNER (under an allocated group contract) may also transfer all or any part of the ACCOUNT VALUE from the SUBACCOUNT(S) to the fixed account. Under an allocated contract, a PARTICIPANT may transfer ACCOUNT VALUE from the fixed side to the various SUBACCOUNT(S), provided that the sum of the transfers and withdrawals of ACCOUNT VALUE in the fixed side transferred is limited to 20% of the account value in the fixed side in any 365 day period. Under an unallocated contract, a group CONTRACTOWNER may transfer ACCOUNT VALUE from the fixed side to the various SUBACCOUNT(S), provided that the sum of the transfers and withdrawals of ACCOUNT VALUE in the fixed side transferred is limited to 20% of ACCOUNT VALUE in the fixed side in any 365 day period. In the alternative, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:



Initial date                   20%
First anniversary              20%
Second anniversary             25%
Third anniversary              33%
Fourth anniversary             50%
Fifth anniversary             100%



The initial amount of the transfer or withdrawal will be reduced by the amount of any transfer or withdrawal from the fixed side during the preceding 365 day period.



When thinking about a transfer of ACCOUNT VALUE you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the SUBACCOUNTS.



There is no charge for a transfer. However, we reserve the right to impose a charge in the future for any transfers.



TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE



CONTRACTOWNERS or PARTICIPANTS may transfer all or a portion of the investment in one SUBACCOUNT to another SUBACCOUNT or to the fixed side of the CONTRACT. Those transfers will be limited to three times per contract year. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.



ADDITIONAL SERVICES



There may be additional services available to you: dollar-cost averaging, automatic withdrawal service/systematic withdrawal option, systematic transfer option, cross-reinvestment service/account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account or money market account into other SUBACCOUNTS on a monthly basis.



The automatic withdrawal service/systematic withdrawal option provides for an automatic periodic withdrawal of your ACCOUNT VALUE.



The systematic transfer service allows you to fully liquidate your fixed account balance over 5 years and transfer the amounts into one or more of the SUBACCOUNTS.



The cross-reinvestment service/account sweep allows you to keep a designated amount in one SUBACCOUNT or the fixed account, and automatically transfer the excess to other SUBACCOUNTS of your choice.



Portfolio rebalancing is an option that restores to a pre-determined level the percentage of ACCOUNT VALUE allocated to each SUBACCOUNT or the fixed account.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

If a PARTICIPANT under an allocated contract issued in connection with a
Section 403(b) plan that is not subject to ERISA dies before the ANNUITY COMMENCEMENT DATE, we will pay the BENEFICIARY, if one is living, a DEATH BENEFIT equal to the greater of the following amounts:

(a) the NET CONTRIBUTIONS, or

(b) The PARTICIPANT'S ACCOUNT VALUE less any outstanding loan balance.

No surrender charge or account charge is deducted from the DEATH BENEFIT. The DEATH BENEFIT will be determined at the end of the VALUATION PERIOD during which we approve the death claim, and both due proof of death and election of a form of benefit have been received by LINCOLN LIFE.

The PARTICIPANT may designate a BENEFICIARY during the life of the PARTICIPANT and change the BENEFICIARY by filing a written request with the home office. Each change of BENEFICIARY revokes any previous designation. Unless otherwise provided in the BENEFICIARY designation, if no BENEFICIARY survives the participant, the DEATH BENEFIT will be paid in one sum to the PARTICIPANT'S estate.


All DEATH BENEFIT payments will be subject to the employers PLAN (if applicable) and to the laws and regulations governing DEATH BENEFITS. In addition, no payment of DEATH BENEFIT provided upon the death of the PARTICIPANT will be allowed that does not satisfy the requirements of Section 401(a)(9) of the tax code. DEATH BENEFITS are taxable. See "Federal tax matters -- Taxation of death benefits."


The DEATH BENEFIT may be paid in a lump sum or under a settlement option then available. If a lump sum settlement is elected, the proceeds will generally be paid within seven days of approval by us of the claim. This payment may be postponed as permitted by the 1940 Act.

DISCONTINUANCE AND WITHDRAWALS

DISCONTINUANCE. A group CONTRACTOWNER may discontinue a group contract at any time by giving written notice to LINCOLN LIFE. The contract will be deemed discontinued on the later of the VALUATION DATE the CONTRACTOWNER specifies or the VALUATION DATE on which we receive the written notice.

LINCOLN LIFE may also give a group CONTRACTOWNER written notice that the group contract will be discontinued by LINCOLN LIFE if the plan does not qualify for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax. Lincoln Life will give the group CONTRACTOWNER at least 15 days advance written notice in which to cure any remediable defaults before discontinuing the group contract.

With respect to an allocated group contract, if the contract is discontinued due to the CONTRACTOWNER'S request, PARTICIPANTS will be given written notice. As of the date the contract is discontinued, no additional contributions will be accepted. However, transfers, withdrawals, and loans will continue to be permitted, in accordance with the terms of the contract.

Subject to applicable regulatory requirements, if an allocated group contract is discontinued due to not qualifying for special tax treatment under Section 401, 403, 408, 414, or 457 of the tax code, the ACCOUNT VALUE will be paid to the CONTRACTOWNER or PARTICIPANT, subject to the charges and restrictions applicable to a withdrawal of the entire ACCOUNT VALUE. PARTICIPANTS will be given written notice.

Subject to applicable regulatory requirements, if an unallocated group contract is discontinued, the ACCOUNT VALUE will be paid to the CONTRACTOWNER, subject to the charges and restrictions applicable to a withdrawal of the entire ACCOUNT VALUE.

In the event that LINCOLN LIFE ceases to offer the contracts to new purchasers, we may also determine to deactivate a group contract by prohibiting additional contributions and/or the addition of new PARTICIPANTS under the contract. CONTRACTOWNERS will be given at least 90 days' notice of deactivation of the contract.

Some contracts provide that the ACCOUNT VALUE in the fixed side of the contract may be paid in a lump sum subject to a market value adjustment. This option is available under allocated group contracts if the contract is discontinued and the contract is subject to ERISA. It is also available within unallocated group contracts if 100% of the account value is requested. If this option is selected, the account value in the fixed side of the contract will be paid in a lump sum equal to the market value factor times the account value in the fixed side reduced by the sum of the surrender charges and the account charge times the number of participants. The market value factor is the lessor of 1.00 or the ratio of:

                               Current Bond Price
                              --------------------
                             Par Value of that Bond

The Current Bond Price will be calculated at the time of contract discontinuance and will be equal to the price of a bond: 1) issued with a maturity of 6.5 years; 2) bearing interest at the weighted average of the declared interest rates in effect as of the discontinuance date; and 3) calculated to yield the Merrill Lynch Baa Intermediate Industrial Average for the week in which the notice of discontinuance is received. The amount payable will never be less than the principal in the fixed side of contract accumulated at an effective annual interest rate of 3.00%.

WITHDRAWALS. Withdrawals of ACCOUNT VALUE under the contract for any one of the following reasons ("benefit responsive withdrawals") may be made at any time and in any amount, and are not subject to a surrender charge: (i) to make a payment due to the PARTICIPANT'S death, disability, retirement, or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the PARTICIPANT'S employer which would reduce the work force by more than 20%; (ii) to make a payment for a PARTICIPANT hardship situation as permitted by the plan; (iii) to make a payment pursuant to a Qualified Domestic Relations Order (QDRO); or (iv) to purchase an annuity option under the contract.

Upon receipt of request for payment due to a PARTICIPANT'S death, we will make a payment equal to the greater of the following amounts:

(a) The NET CONTRIBUTIONS, or

(b) The PARTICIPANT'S ACCOUNT VALUE less any outstanding loan balance.

If a withdrawal for the entire ACCOUNT VALUE is requested and there is an outstanding loan balance, the ACCOUNT VALUE will be reduced by the amount of the outstanding loan balance. The remaining account value will be calculated at the end of the VALUATION PERIOD following the deduction of the loan balance.


Withdrawals of ACCOUNT VALUE THAT ARE NOT BENEFIT RESPONSIVE WITHDRAWALS are generally subject to a surrender charge in accordance with the terms of the contract. See "Charges and other deductions." Such withdrawals are also subject to certain additional conditions as follows:



- Partial withdrawals of up to a cumulative percentage limit of 20% of the ACCOUNT VALUE attributable to an unallocated group contract, or a PARTICIPANT or CONTRACTOWNER under an allocated group contract, may be made in each CONTRACT YEAR without imposition of a surrender charge. (To determine the 20% limit, all partial withdrawals during the contract year, including the withdrawals amount being requested, are added together, and the sum is divided by the ACCOUNT VALUE at the time of the requested withdrawal.) Partial withdrawals in excess of the cumulative percentage limit in any CONTRACT YEAR are subject to the surrender charge. IN ADDITION, IF A COMPLETE WITHDRAWAL OF ALL ACCOUNT VALUE IN THE VAA IS REQUESTED, THEN THE ENTIRE AMOUNT OF SUCH WITHDRAWAL IS SUBJECT TO THE SURRENDER CHARGE. In the event that a withdrawal of the entire ACCOUNT VALUE allocated to both the VAA and the fixed side is requested, then the account charge will also be deducted from ACCOUNT VALUE prior to payment.



- Withdrawals of ACCOUNT VALUE from the fixed side of the contract may be requested as either periodic elective withdrawals or systematic withdrawals.



- In any 365-day period, a periodic elective withdrawal of up to 20% of ACCOUNT VALUE per CONTRACTOWNER or per PARTICIPANT, as applicable, from the fixed side may be made. The cumulative percentage limit of 20% is the sum of all periodic elective transfers and withdrawals from the fixed side during the preceding 364-day period plus the amount of the requested withdrawal, divided by the then-current ACCOUNT VALUE in the fixed side. Periodic elective withdrawals (or transfers) from the fixed side in excess of this cumulative percentage limit will not be permitted.



-In addition, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:



Initial date                   20%
First anniversary              20%
Second anniversary             25%
Third anniversary              33%
Fourth anniversary             50%
Fifth anniversary             100%



- The initial payment of a systematic withdrawal will be reduced by the amount of any periodic elective withdrawals (or transfers) from the fixed side during the immediately preceding 365-day period. Neither a CONTRACTOWNER nor a PARTICIPANT can make periodic elective withdrawals (or transfers) from the fixed side while a systematic withdrawal (or transfer) is effective, or for one calendar year after the systematic withdrawal (or transfer) election has been rescinded. In addition, while the systematic withdrawal (or transfer) election is in effect, a PARTICIPANT cannot allocate contributions to the fixed side.


GENERAL. All withdrawal requests must be submitted to us on an approved LINCOLN LIFE form, and, unless the contract has been issued in connection with a Section 403(b) plan not subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), must be authorized by the group CONTRACTOWNER. In a 403(b) plan that is not subject to ERISA the PARTICIPANT may submit the withdrawal request.


Special restrictions on withdrawals apply if the contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. In order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a
Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the ANNUITANT attains age (a) 59 1/2,
(b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.


Any withdrawal after an ANNUITY COMMENCEMENT DATE depends upon the ANNUITY OPTION selected.

The ACCOUNT VALUE available upon withdrawal is determined at the end of the VALUATION PERIOD during which the written request for withdrawal is received at the home office. Withdrawal payments from the VAA will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the fixed side in the same proportion that the amount withdrawn bears to the total ACCOUNT VALUE.


AS DISCUSSED ABOVE, THERE ARE CHARGES ASSOCIATED WITH WITHDRAWAL OF ACCOUNT VALUE DURING THE FIRST TEN CONTRACT YEARS. SEE "CHARGES AND OTHER DEDUCTIONS -- SURRENDER CHARGE." You may specify that the charges be deducted from the amount you request withdrawn or from the remaining ACCOUNT VALUE. If you specify that the charges be deducted from the remaining ACCOUNT VALUE, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase.



The tax consequences of withdrawals are discussed later in this booklet. See "Federal tax matters."


The contract will terminate when there is no ACCOUNT VALUE remaining. See the contract for more information.

LOANS


With respect to an allocated group contract, a participant under a plan that permits loans may apply for a loan under the contract prior to such PARTICIPANT'S ANNUITY COMMENCEMENT DATE. A PARTICIPANT must complete a loan application and assign ACCOUNT VALUE in the fixed side equal to the loan amount as security for the loan. If the ACCOUNT VALUE in the fixed side is less than the loan amount, we will transfer ACCOUNT VALUE from the VAA to the fixed side, from either the SUBACCOUNTS specified by the PARTICIPANT or on a pro rata basis from all SUBACCOUNTS. For purposes of applying transfer and withdrawal restrictions from the fixed side of the contract, any amount allocated to the fixed side of the contract as security for a loan will be included in the calculation of account value in the fixed side of the contract. However, neither withdrawals nor transfers from the fixed side of the contract are allowed to the extent that such a withdrawal or transfer would cause the value in the fixed side to be less than any outstanding loan. The minimum loan amount is $1,000. A PARTICIPANT may borrow up to the lesser of 50% of the ACCOUNT VALUE or $50,000 on all outstanding loans to the PARTICIPANT under all plans. However, for plans not subject to ERISA, if 50% of the total account value is less than $10,000, the participant may borrow the lesser of $10,000 or 100% of the account value. A PARTICIPANT may have only one contract loan with us at any one time. Also, if the PARTICIPANT had an outstanding loan during the preceding twelve month period, the $50,000 maximum loan limit is reduced by the excess of the highest outstanding balance of loans during the preceding twelve month period over the outstanding current loan balance.


The loan interest rate is adjustable, which means it may change from time to time. The initial annual loan rate of interest, which we declare quarterly, will generally be the Moody's Corporate Bond Yield monthly average for the calendar month two months prior to the first day of each calendar quarter, rounded down to the next .25%. At the beginning of each calendar quarter, we will compare each loan's interest rate to the then current declared interest rate. If the then current declared interest rate is less than the loan's interest rate by
 .50% or more, the loan's interest rate will be decreased to equal the then current declared interest rate. The loan's interest rate will remain unchanged if the then current declared interest rate differs from the loan's interest rate by less than .50%. The loan rate for an existing loan may decrease, but it will never increase. During the time that the loan is outstanding, the amount of the loan principal pledged as security for the loan will earn interest at an annual rate of at least 3.00%, as specified in the contract. Loan payments of principal and interest must be paid in level amortized payments, either monthly or quarterly. The loan must be repaid within 5 years unless it is being used to purchase a principal residence for the PARTICIPANT in which case the loan must be repaid within 20 years or less.

The amounts and terms of a PARTICIPANT loan may be subject to the restrictions imposed under Section 72(p) of the tax code, Title I of ERISA, and any applicable plan. Under certain contracts, a one-time fee of up to $35 may be charged to set up a loan. Please see your contract for more information about loans, including interest rates and applicable fees and charges. This provision is not available in an unallocated group contract.


Please note: certain contracts do not have all of the loan provisions outlined above. Therefore, your contract may contain loan provisions with the following differences: 1) the loan interest rate for new loans is determined monthly (not quarterly); 2) the loan interest rate for existing loans is adjusted on the anniversary of the loan (not at the beginning of each quarter); and 3) the loan interest rate for existing loans may increase or decrease (not just decrease). See your contract for more information.


DELAY OF PAYMENTS

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.

REINVESTMENT PRIVILEGE


CONTRACTOWNERS and PARTICIPANTS may elect to make a reinvestment purchase with any part of the proceeds of a withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. No one may utilize the reinvestment privilege more than once. For tax reporting purposes, we will treat a withdrawal and a subsequent reinvestment purchase as separate transactions. Consult a tax adviser before requesting a withdrawal or subsequent reinvestment purchase.


AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

The maximum commission which could be paid to dealers is 9% on the total contributions received during the first contract year and 5.25% on each contribution in renewal CONTRACT YEARS (or an equivalent schedule).

OWNERSHIP


CONTRACTOWNERS have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS, PARTICIPANTS and their designated BENEFICIARIES. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult a tax adviser about the tax consequences of an assignment.


CONTRACTOWNER AND PARTICIPANT QUESTIONS


The obligations to purchasers under the contracts are those of Lincoln Life. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265) or www.LincolnLife.com.


ANNUITY PAYOUTS


As permitted by the PLAN, the PARTICIPANT, or the BENEFICIARY of a deceased PARTICIPANT, may elect to convert all or part of the PARTICIPANT'S account balance or the DEATH BENEFIT to any ANNUITY PAYOUT. The contract provides optional forms of ANNUITY PAYOUTS (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.



If the PARTICIPANT'S account balance or the BENEFICIARY'S DEATH BENEFIT is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the PARTICIPANT or BENEFICIARY the entire amount in a lump sum.



We may maintain variable ANNUITY PAYOUTS in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an ANNUITY PAYOUT OPTION. THE CONTRACT BENEFITS AND CHARGES FOR AN ANNUITY PAYOUT option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a PARTICIPANT'S variable

ANNUITY PAYOUT in a variable payout division, we will provide a Prospectus for the variable payout division before the ANNUITY COMMENCEMENT DATE.



ANNUITY PAYOUT OPTIONS


LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The designated period is selected by the CONTRACTOWNER on behalf of PARTICIPANTS in an unallocated contract or the PARTICIPANT in an allocated contract.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the CONTRACTOWNER or the PARTICIPANT, as applicable.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY WITH GUARANTEED PERIOD. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the ANNUITANTS die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT value for the date payouts begin, minus (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.


GENERAL INFORMATION


Under the options listed above, you may not make withdrawals. Other options may be made available by us. ANNUITY PAYOUT options are only available if consistent with the contract, the PLAN, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable ANNUITY PAYOUTS, including options that do not have a life contingency and therefore no mortality risk.


Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT's death (or surviving ANNUITANT's death in the case of a joint life annuity) will be paid to the BENEFICIARY as payouts become due.

VARIABLE ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS will be determined using:

1. The ACCOUNT VALUE on the ANNUITY COMMENCEMENT DATE;

2. The annuity tables contained in the CONTRACT;

3. The annuity option selected; and


4. The investment performance of the fund(s) selected.


To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

3. Calculate the value of the ANNUITY UNITS each month thereafter.


We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX MATTERS



INTRODUCTION



The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



QUALIFIED RETIREMENT PLANS



We designed the contracts for use in connection with certain types of retirement PLANS that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement PLAN are called "qualified contracts." We issue contracts for use with different types of qualified PLANS. The Federal income tax rules applicable to those PLANS are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified PLANS.



TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS



Currently, we issue contracts in connection with the following types of qualified PLANS:



    -  Individual Retirement Accounts and Annuities ("Traditional IRAs")



    -  Roth IRAs



    -  Simplified Employee Pensions ("SEPs")



    -  Savings Incentive Matched PLAN for Employees ("SIMPLE 401(k) PLANS")



    - Public school system and tax-exempt organization annuity PLANS ("403(b) PLANS")



    - Qualified corporate employee pension and profit-sharing PLANS ("401(a) PLANS") and qualified annuity PLANS ("403(a) PLANS")



    -  Self-employed individual PLANS ("H.R. 10 PLANS" or "Keogh PLANS")



    - Deferred compensation PLANS of state and local governments and tax-exempt organizations ("457 PLANS").



We may issue a contract for use with other types of qualified PLANS in the future.



We will amend contracts to be used with a qualified PLAN as generally necessary to conform to the tax law requirements for the type of PLAN. However, the rights of a person to any qualified PLAN benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified PLANS to the extent such terms and conditions contradict the contract, unless we consent.



TAXATION OF QUALIFIED ANNUITIES



This part of the discussion describes some of the Federal income tax rules applicable to qualified annuities. A qualified annuity is a contract issued in connection with a qualified retirement PLAN, such as an IRA or a section 403(b) PLAN, receiving special tax treatment under the tax code.



TAX TREATMENT OF PURCHASE PAYMENTS



Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified PLAN and the PLAN participant's specific circumstances, E.G., the participant's compensation.



TAX TREATMENT OF PAYMENTS



We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any portion of your contract value until you (or your beneficiaries) receive a distribution from your contract.



Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS



The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



    -  received on or after the ANNUITANT reaches age 59 1/2,



    - received on or after the ANNUITANT'S death or because of the annuitant's disability (as defined in the tax law),



    - received as a series of substantially equal periodic payments for the ANNUITANT'S life (or life expectancy), or



    -  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified PLANS. However, the specific requirements of the exception may vary.



REQUIRED MINIMUM DISTRIBUTIONS



Under most qualified PLANS, E.G., 403(b) PLANS and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA. Failure to comply with the minimum distribution rules applicable to certain qualified PLANS, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified PLAN.



The IRS has issued new proposed regulations effective January 1, 2002 concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax advisor regarding the tax ramifications.



DEATH BENEFITS



We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your BENEFICIARIES. If your spouse is your BENEFICIARY, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.



LOANS



Loans are allowed under certain types of qualified PLANS, but Federal income tax rules prohibit loans under other types of qualified PLANS. For example, Federal income tax rules permit loans under some section 403(b) PLANS, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or PLAN may not permit loans.



TRANSFERS AND DIRECT ROLLOVERS



In many circumstances, money may be moved between qualified contracts and qualified PLANS by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to be pay. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified PLAN or contract and another qualified PLAN or contract.



The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) PLANS, section 403(a) or (b) PLANS, HR 10 PLANS, and contracts used in connection with these types of PLANS. (The direct rollover rules do not apply to distributions from IRAs or section 457 PLANS). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified PLANS or contracts.



Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.



FEDERAL INCOME TAX WITHHOLDING



We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax (such as withholding for eligible rollover distributions as previously discussed). At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.



TAX DEFERRAL ON EARNINGS



The Federal income tax law generally does not tax any portion of your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations. Your right to choose particular investments for a contract must also be limited.



INVESTMENTS IN THE VAA MUST BE DIVERSIFIED



For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



RESTRICTIONS ON INVESTMENT OPTIONS



Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



NONQUALIFED ANNUITY CONTRACTS



A nonqualified annuity is a contract not issued in connection with a qualified retirement PLAN receiving special tax treatment under the tax code, such as an IRA or 403(b) PLAN. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a competent tax advisor.



TAX STATUS OF LINCOLN LIFE



Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



CHANGES IN THE LAW



The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



VOTING RIGHTS


As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of PARTICIPANTS that have interests in any SUBACCOUNTS which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the PARTICIPANT has the right to cast will be determined by applying the PARTICIPANT'S percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will furnish PARTICIPANTS with a voting interest in a SUBACCOUNT with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares. See "Investments of the VAA -- Fund shares."


DISTRIBUTION OF THE
CONTRACTS

We are the distributor and principal underwriter of the contracts. They will be sold by our registered representatives who have been licensed by state insurance departments. The contracts will also be sold by independent broker-dealers who have been licensed by state insurance departments to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). LINCOLN LIFE will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

With respect to a PARTICIPANT under an allocated group contract, within the free-look period after you first receive the certificate, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 9740 Portland, Maine 04104. A certificate canceled under this provision will be void. With respect to the fixed side of a contract, we will return contributions. With respect to the VAA, except as explained in the following paragraph, we will return the ACCOUNT VALUE as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be assessed. A PARTICIPANT WHO ALLOCATES CONTRIBUTIONS TO THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the contribution(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits PARTICIPANTS in the Texas Optional Retirement Program (ORP) to redeem their interest in a VARIABLE ANNUITY CONTRACT issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, PARTICIPANTS in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc. Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION


A Registration Statement has been filed with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS


LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rountine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



LINCOLN LIFE has also reached an agreement in principle to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of LINCOLN LIFE.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR VARIABLE
ANNUITY ACCOUNT Q

ITEM
--------------------------------------------------
General information and history of Lincoln Life

Special terms

Services

Purchase of securities being offered

Calculation of Investment Results

Annuity payouts

ITEM
--------------------------------------------------
Determination of accumulation and annuity unit value

Advertising and sales literature

Financial statements

For a free copy of the SAI please see page one of this booklet.

 .........................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account Q (Multi-Fund-Registered Trademark-Group).

                                 (Please Print)

Name: __________________________  Social Security No.: _________________________

Address: _______________________________________________________________________

City _______________________________  State _______________  Zip _______________


Mail to Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104]

LINCOLN LIFE
VARIABLE ANNUITY ACCOUNT Q (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the Prospectus of the VAA dated
May 1, 2001. You may obtain a copy of the VAA Prospectus on request and without charge. Please write Lincoln National Life Insurance Co., P.O. Box 9740, Portland, ME 04104 or call 1-800-341-0441.


TABLE OF CONTENTS

                                          PAGE
----------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                           B-2
----------------------------------------
SPECIAL TERMS                             B-2
----------------------------------------
SERVICES                                  B-2
----------------------------------------
PURCHASE OF SECURITIES BEING OFFERED      B-2
----------------------------------------
CALCULATION OF INVESTMENT RESULTS         B-2
----------------------------------------

                                          PAGE
----------------------------------------------
ANNUITY PAYOUTS                           B-6
----------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                        B-6
----------------------------------------
ADVERTISING AND SALES LITERATURE          B-7
----------------------------------------
FINANCIAL STATEMENTS                      B-9
----------------------------------------

THIS SAI IS NOT A PROSPECTUS.


The date of this SAI is May 1, 2001.

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with DELAWARE MANAGEMENT CO., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

PRINCIPAL UNDERWRITER

LINCOLN LIFE is the principal underwriter for the group VARIABLE ANNUITY CONTRACTS. We may not offer a contract continuously or in every state. LINCOLN LIFE retains no underwriting commissions from the sale of the group VARIABLE ANNUITY CONTRACTS.

PURCHASE OF SECURITIES BEING OFFERED

The VARIABLE ANNUITY CONTRACTS are offered to the public through licensed insurance agents who specialize in selling LINCOLN LIFE products; through independent insurance brokers; and through certain securities broker/dealers selected by LINCOLN LIFE whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the CONTRACT and/or the SURRENDER CHARGES may be waived.


There are exchange privileges between SUBACCOUNTS, and between the VAA and LINCOLN LIFE'S General Account (See The contracts.) No exchanges are permitted between the VAA and other separate accounts.


LINCOLN LIFE has contracted with some broker/dealers, and may contract with others, to sell the group VARIABLE ANNUITY CONTRACTS through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

CALCULATION OF INVESTMENT RESULTS

MONEY MARKET FUND SUBACCOUNTS:

At times the VAA may advertise the Money Market SUBACCOUNT's yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week, is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


The 7-day Money Market yield reported is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2000); then dividing this figure by the account value at the beginning of the period; then annualizing. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities. The 7-day money market yield as of December 31, 2000 was 5.96% (standard) and 6.24% (breakpoint).


STANDARD INVESTMENT RESULTS:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

P (1 + T)(n) = ERV
Where: P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question n = number of years
ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been charged to the CONTRACTOWNER accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and
(3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.


STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 2000--STANDARD AND
BREAKPOINT MORTALITY AND RISK EXPENSE CHARGE:



                                                                                                      10-YEAR/
                                                       1-YEAR                  5-YEAR              SINCE INCEPTION
SUBACCOUNTS                        COMMENCED    STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
AFIS Growth                        05/22/00       -3.46%*     -3.31%*      N/A         N/A       N/A        N/A
AFIS International                 05/22/00      -16.47*     -16.34*       N/A         N/A       N/A        N/A
Aggressive Growth                  06/01/98       -9.44       -6.31       5.58%*      7.15%*     N/A        N/A
AMT Mid-Cap Growth                 05/03/99      -13.88      -10.91      18.26       20.84*      N/A        N/A
AMT Partners                       05/03/99       -6.28       -3.05      -6.47*      -4.44*      N/A        N/A
Aspen Worldwide Growth             05/03/99      -21.52      -18.81      10.45       12.86       N/A        N/A
AVP Growth                         05/22/00      -12.39*     -12.23*       N/A         N/A       N/A        N/A
AVP Technology                     05/22/00      -25.39*     -25.28        N/A         N/A       N/A        N/A
Bond                               06/01/98        3.19        6.75       1.51*       3.02       N/A        N/A
Capital Appreciation               06/01/98      -21.69      -18.99      12.97*      14.64       N/A        N/A
Capital Asset                      05/03/99       -9.41       -6.28       1.86*       4.07       N/A        N/A
DGPF Global Bond                   06/01/98       -6.14       -2.90      -2.25*      -0.80       N/A        N/A
DGPF Growth & Income               06/01/98        3.61        7.18       0.17*       1.63       N/A        N/A
DGPF Real Estate (REIT)            05/22/00       13.62*      13.82*       N/A         N/A       N/A        N/A
DGPF Trend                         06/01/98      -13.35      -10.36      21.13*      22.91*      N/A        N/A
Equity 500 Index                   05/03/99      -15.53      -12.62      -5.15*      -3.10*      N/A        N/A
Equity-Income                      06/01/98        2.94        6.50       3.87*       5.40*      N/A        N/A
Global Asset Allocation            06/01/98      -12.00       -8.96       0.34*       1.83*      N/A        N/A
Growth and Income                  06/01/98      -15.90      -13.00       2.63*       4.15*      N/A        N/A
International                      06/01/98       -6.83       -3.62       2.49*       4.00*      N/A        N/A
Managed                            06/01/98       -8.25       -5.08       1.10*       2.60*      N/A        N/A
Money Market                       06/01/98       -1.30        2.12       1.77*       3.32*      N/A        N/A
Social Awareness                   06/01/98      -14.69      -11.74       1.80*       3.30       N/A        N/A
Small Cap Index                    05/03/99      -10.53       -7.44       2.45*       4.70*      N/A        N/A
Special Opportunities              06/01/98        7.98       11.71      -0.15*       1.31       N/A        N/A
VIP II Contrafund                  05/03/99      -13.19      -10.19      -1.61*       0.52       N/A        N/A
VIP Growth                         05/03/99      -17.24      -14.38       0.75*       2.95       N/A        N/A
DGPF Small Cap Value               **               N/A         N/A        N/A         N/A       N/A        N/A
Health Sciences                    **               N/A         N/A        N/A         N/A       N/A        N/A
Utilities                          **               N/A         N/A        N/A         N/A       N/A        N/A



*The lifetime of the SUBACCOUNT is less than the complete time period indicated.


**The anticipated SUBACCOUNT commencement date is 05/22/01.


NON-STANDARD INVESTMENT RESULTS:


The VAA may report its results over various periods -- daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime -- and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the SUBACCOUNTS were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. The investment return and value of a Contract will fluctuate so that CONTRACTOWNER'S investment may be worth more or less than the original investment.


Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.


NON-STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 2000--STANDARD MORTALITY AND RISK EXPENSE CHARGE:



(Adjusted for Contract Expense Charges):



                                                                                                         SINCE       AS IF
 SUBACCOUNTS                                   YTD        1-YEAR     3-YEAR        5-YEAR     10-YEAR    INCEPTION   COMMENCED
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS Growth                                      3.43%      3.43%    29.19%        25.41%     20.97%      17.52%    2/8/84
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS International                             -22.84     -22.84     17.19         15.02      12.46       11.06     5/1/90
 ------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                               -3.66      -3.66      8.05         12.22        N/A       11.11     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Mid-Cap Growth                              -8.39      -8.39     24.40           N/A        N/A       23.95     11/3/97
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Partners                                    -0.30      -0.30      3.02         12.75        N/A       13.69     3/22/94
 ------------------------------------------------------------------------------------------------------------------------------
 Aspen Worldwide Growth                         -16.51     -16.51     20.16         21.79        N/A       21.05     9/13/93
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Growth                                     -18.59     -18.59     11.18         17.49        N/A       19.92     9/15/94
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Technology                                 -22.45     -22.45     29.63           N/A        N/A       20.22     1/11/96
 ------------------------------------------------------------------------------------------------------------------------------
 Bond                                             9.78       9.78      4.47          4.55       6.79        9.15     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                           -16.69     -16.69     17.89         19.00        N/A       17.41     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Asset                                   -3.62      -3.62       N/A           N/A        N/A       27.08     10/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Global Bond                                -0.15      -0.15      0.57           N/A        N/A        2.62     5/1/96
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Growth & Income                            10.22      10.22      5.29         12.65      13.68       10.61     7/28/88
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Real Estate                                30.01      30.01       N/A           N/A        N/A        4.80     5/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Trend                                      -7.81      -7.81     21.35         18.76        N/A       18.44     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 Equity 500 Index                               -10.14     -10.14     10.95           N/A        N/A       10.63     10/1/97
 ------------------------------------------------------------------------------------------------------------------------------
 Equity-Income                                    9.51       9.51      8.75         14.73        N/A       15.41     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Global Asset Allocation                         -6.38      -6.38      5.06          9.40      10.39        8.94     8/3/87
 ------------------------------------------------------------------------------------------------------------------------------
 Growth and Income                              -10.54     -10.54      7.44         13.73      14.37       13.94     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 International                                   -0.89      -0.89      9.29          8.31        N/A        7.65     5/1/91
 ------------------------------------------------------------------------------------------------------------------------------
 Managed                                         -2.39      -2.39      5.12          9.27      10.24       10.09     4/27/83
 ------------------------------------------------------------------------------------------------------------------------------
 Money Market                                     5.00       5.00      4.22          4.14       3.69        5.45     1/7/82
 ------------------------------------------------------------------------------------------------------------------------------
 Small Cap Index                                 -4.82      -4.82      3.12           N/A        N/A        4.13     8/25/97
 ------------------------------------------------------------------------------------------------------------------------------
 Social Awareness                                -9.24      -9.24      7.18         16.47      16.84       15.33     5/2/88
 ------------------------------------------------------------------------------------------------------------------------------
 Special Opportunties                            14.88      14.88      4.73         11.02      14.34       12.55     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 VIP II Contrafund                               -7.65      -7.65     13.01         16.31        N/A       19.73     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------
 VIP Growth                                     -11.95     -11.95     17.69         17.69      18.57       15.00     10/9/86
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Small Cap Value                            16.90      16.90      1.15         10.49        N/A       10.79     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 Health Sciences                                 37.47      37.47       N/A           N/A        N/A       14.05     4/6/98
 ------------------------------------------------------------------------------------------------------------------------------
 Utilities                                        6.00       6.00     17.06         19.67        N/A       21.77     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------

NON-STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 2000--BREAKPOINT MORTALITY AND RISK EXPENSE CHARGE:



                                                                                                         SINCE       AS IF
 SUBACCOUNTS                                   YTD        1-YEAR     3-YEAR        5-YEAR     10-YEAR    INCEPTION   COMMENCED
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS Growth                                      3.69%      3.69%    29.52%        25.73%     21.27%      17.82%    2/8/84
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS International                             -22.64     -22.64     17.49         15.31      12.74       11.34     5/1/90
 ------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                               -3.42      -3.42      8.33         12.51        N/A       11.39     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Mid-Cap Growth                              -8.15      -8.15     24.73           N/A        N/A       29.68     11/3/97
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Partners                                    -0.05      -0.05      3.28         13.04        N/A       13.98     3/22/94
 ------------------------------------------------------------------------------------------------------------------------------
 Aspen Worldwide Growth                         -16.30     -16.30     20.47         22.11        N/A       21.36     9/13/93
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Growth                                     -18.36     -18.36     11.47         17.80        N/A       20.23     9/15/94
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Technology                                 -22.26     -22.26     29.95           N/A        N/A       20.53     1/11/96
 ------------------------------------------------------------------------------------------------------------------------------
 Bond                                            10.06      10.06      4.74          4.82       7.07        9.42     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                           -16.48     -16.48     18.19         19.30        N/A       17.70     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Asset                                   -3.38      -3.38       N/A           N/A        N/A       27.40     10/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Global Bond                                 0.10       0.10      0.83           N/A        N/A        2.88     5/1/96
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Growth & Income                            10.50      10.50      5.54         12.93      13.97       10.89     7/28/88
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Trend                                      -7.58      -7.58     21.66         19.06        N/A       18.74     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Real Estate (REIT)                         30.36      30.36       N/A           N/A        N/A        5.07     5/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 Equity-Income                                    9.79       9.79      9.02         15.02        N/A       15.70     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Global Asset Allocation                         -6.14      -6.14      5.33          9.68      10.67        9.21     8/3/87
 ------------------------------------------------------------------------------------------------------------------------------
 Growth and Income                              -10.31     -10.31      7.72         14.01      14.66       14.23     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 Equity 500 Index                                -9.91      -9.91     11.23           N/A        N/A       10.91     10/1/97
 ------------------------------------------------------------------------------------------------------------------------------
 Small Cap Index                                 -4.58      -4.58      3.39           N/A        N/A        4.40     8/25/97
 ------------------------------------------------------------------------------------------------------------------------------
 International                                   -0.64      -0.64      9.56          8.58        N/A        7.92     5/1/91
 ------------------------------------------------------------------------------------------------------------------------------
 Managed                                         -2.15      -2.15      5.39          9.55      10.52       10.37     4/27/83
 ------------------------------------------------------------------------------------------------------------------------------
 Money Market                                     5.28       5.28      4.52          4.43       3.96        5.72     1/7/82
 ------------------------------------------------------------------------------------------------------------------------------
 Social Awareness                                -9.01      -9.01      7.45         16.77      17.14       15.62     5/2/88
 ------------------------------------------------------------------------------------------------------------------------------
 Special Opportunties                            15.17      15.17      4.99         11.30      14.62       12.84     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 VIP II Contrafund                               -7.41      -7.41     13.30         16.60        N/A       20.03     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------
 VIP Growth                                     -11.73     -11.73     17.99         17.99      18.87       15.29     10/9/86
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Small Cap Value                            17.20      17.20      1.40         10.77        N/A       11.07     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 Health Sciences                                 37.82      37.82       N/A           N/A        N/A       14.34     4/6/98
 ------------------------------------------------------------------------------------------------------------------------------
 Utilities                                        6.27       6.27     17.36         19.98        N/A       22.08     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined on the basis of: (1) the value of the CONTRACT on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the CONTRACT; (3) the type of ANNUITY OPTION selected; and (4) the investment performance of the eligible FUND(S) selected. In order to determine the amount of VARIABLE ANNUITY PAYOUTS, LINCOLN LIFE MAKES THE FOLLOWING CALCULATION:
FIRST, IT DETERMINES THE DOLLAR AMOUNT OF THE FIRST PAYOUT; SECOND, IT CREDITS THE ANNUITANT with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.

The dollar amount of the first variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION UNITS credited under the CONTRACTvalued as of the ANNUITY COMMENCEMENT date (less any premium taxes) to the annuity tables contained in the contract. The first variable ANNUITY PAYOUT will be paid 14 days after the annuity commencement date. This date will become the date on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 "a" Individual Annuity Mortality Tables, with an assumed investment return at the rate of 5% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the CONTRACT tables by the number of thousands of dollars of CONTRACT value under the contract. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 5% interest rate stated above is the measuring point for subsequent ANNUITY PAYOUTS. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, ANNUITY PAYOUTS will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex distinct annuity tables in CONTRACTS that are not associated with employer sponsored plans where not prohibited by law.

At an ANNUITY COMMENCEMENT DATE, the ANNUITANT is credited with ANNUITY UNITSfor each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first payout by the value of an ANNUITY UNIT in each SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying eligible FUNDS. The amount of the second and subsequent ANNUITY PAYOUTS is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each SUBACCOUNT by the appropriate ANNUITY UNIT value for the VALUATION DATE ending 14 days before the date that payment is due.

The value of each SUBACCOUNT ANNUITY UNIT was arbitrarily established. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined as follows:


1. The total value of FUND shares held in the SUBACCOUNT is calculated by multiplying the number of shares by the net asset value at end of valuation period plus any dividend or other distribution.


2. The liabilities of the SUBACCOUNT, including daily charges and taxes, are subtracted.

3. The result is divided by the number of annuity units in the subaccount at beginning of valuation period, and adjusted by a factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days before the payout date in order to permit calculation of amounts of ANNUITY PAYOUTS and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

LINCOLN LIFE may require proof of age, sex or survival of any payee upon whose age, sex or survival PAYOUTS depend.

DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE

A description of the days on which ACCUMULATION and ANNUITY UNITS will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.


Since the portfolios of some of the FUNDS will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those FUNDS and of the VARIABLE ACCOUNT could therefore be significantly affected) on days when the investor has no access to those FUNDS.

ADVERTISING AND SALES LITERATURE


ADVERTISEMENTS/SALES LITERATURE


In marketing the contracts, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds with other portfolios having similar objectives. A few such services are:
Fitch, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of LINCOLN LIFE, the VAA, the funds, and their investment management. LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials:


A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.


FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinate local analytical resources in other parts of the world on behalf of Fitch's global office network.


EAFE INDEX is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuity contracts.

STANDARD & POOR'S CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to VARIABLE ANNUITY CONTRACT features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

STANDARD & POOR'S INDEX (S&P 400) -- Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

SALOMON BROTHERS 90-DAY TREASURY BILL INDEX -- Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX -- A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy,

Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

RUSSELL 1000 INDEX -- Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.

RUSSELL 2000 INDEX -- Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX -- Composed of all bonds that are investment grade (rates Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX -- Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX -- This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY WORLD CAPITAL INTERNATIONAL WORLD INDEX -- A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

In its advertisements and other sales literature for the VAA and the eligible FUNDS, LINCOLN LIFE intends to illustrate the advantages of the CONTRACTS in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the VARIABLE ANNUITY CONTRACT. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the VARIABLE ACCOUNT over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.


ANNUITY PAYOUT ILLUSTRATIONS -- These will provide an initial benefit payment based in part on the ANNUITANT, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a SUBACCOUNT of the VAA.


INTERNET -- An electronic communications network which may be used to provide information regarding LINCOLN LIFE performance of the SUBACCOUNTS and advertisement literature.


DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those SUBACCOUNTS.



LINCOLN FINANCIAL GROUP is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the funds and series may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of the date of this SAI, LINCOLN LIFE was serving over 15,000 organizations and had more than 1.5 million annuity clients.


LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at December 31, 2000, LINCOLN LIFE had statutory-basis admitted assets of over $76 billion.


Sales literature may reference the Multi-Fund "Solutions" newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi-Fund annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified contracts purchased with after tax contributions, and qualified contracts purchased with pre-tax contributions under tax-favored retirement programs.

THE POWER OF TAX DEFERRED GROWTH

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          CONVENTIONAL    NONQUALIFIED     TAX DEFERRED
            SAVINGS     ANNUITY CONTRACTS    ANNUITY
                        WITH TAX DEFERRED   RETIREMENT
                             GROWTH          PROGRAM
10 YEARS       $16,049            $18,013       $25,017
15 YEARS       $28,143            $33,761       $46,890
20 YEARS       $44,145            $56,900       $79,028
10 YEARS                          $16,193       $17,012
15 YEARS                          $29,340       $33,761
20 YEARS                          $47,688       $56,900

and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified contracts. In this example, it has been invested by the contributors to the qualified contracts. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including CDSC). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to withdrawals before age 59 1/2.

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified contracts contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less.)

TAX BENEFITS TODAY

When you put a portion of your salary in a tax deferred retirement plan, your contributions don't appear as taxable income on your W-2 form at the end of the calendar year. So while you are contributing, you can reduce your taxes and increase your take-home pay.

Here's an example: Let's assume you are single, your taxable income is $50,000, and you are in the 28% tax bracket.

                           TRADITIONAL    SAVINGS OF
                           SAVINGS PLAN   PRE-TAX DOLLARS
---------------------------------------------------------
Your income                  $50,000          $50,000
Tax-deferred savings             -0-            2,400
Taxable income                50,000           47,600
*Estimated federal income
  taxes                       10,481            9,809
Income after taxes            39,519           37,791
After-tax savings              2,400              -0-
Remaining income after
  savings and taxes           37,119           37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal federal tax rate on conventional contributions. TDA contributions are generally taxed as ordinary income when withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2. For illustrative purposes only.


OTHER INFORMATION



Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERS under the variable life accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will be monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.


FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 2000

                                                          AFIS          AFIS           AVPSF       AVPSF
                                                          GROWTH        INTERNATIONAL  TECHNOLOGY  GROWTH
                                                          CLASS 2       CLASS 2        CLASS B     CLASS B
                                         COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $    62,939,706  $         --  $         --   $      --   $         --
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                         17,291,518     2,720,818       741,121     105,169         21,694
---------------------------------------  ---------------  ------------  ------------   ----------  ------------
---------------------------------------
TOTAL ASSETS                                  80,231,224     2,720,818       741,121     105,169         21,694
 - Liability - Payable to The Lincoln
   National Life Insurance Company                 5,101           176            50           8              2
---------------------------------------  ---------------  ------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $    80,226,123  $  2,720,642  $    741,071   $ 105,161   $     21,692
                                         ===============  ============  ============   ==========  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                          100.00%         3.39%         0.92%       0.13%          0.03%
                                         ===============  ============  ============   ==========  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period                                35,116        10,348       7,781          1,477
  - Unit value                                            $      9.560  $      8.085   $   7.372   $      8.658
                                                          ------------  ------------   ----------  ------------
  - Value in accumulation period                               335,702        83,665      57,370         12,787
                                                          ------------  ------------   ----------  ------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period                               249,082        81,176       6,473          1,027
  - Unit value                                            $      9.575  $      8.098   $   7.383   $      8.673
                                                          ------------  ------------   ----------  ------------
  - Value in accumulation period                             2,384,940       657,406      47,791          8,905
                                                          ------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                                                $  2,720,642  $    741,071   $ 105,161   $     21,692
                                                          ============  ============   ==========  ============
---------------------------------------

                                         JANUS ASPEN   LN                          LN               LN
                                         WORLDWIDE     AGGRESSIVE    LN            CAPITAL          EQUITY-
                                         GROWTH        GROWTH        BOND          APPRECIATION     INCOME
                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $        --   $  2,402,177  $  2,783,481  $    11,710,600  $  2,509,175
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                      4,419,959             --            --               --            --
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
TOTAL ASSETS                               4,419,959      2,402,177     2,783,481       11,710,600     2,509,175
 - Liability - Payable to The Lincoln
   National Life Insurance Company               283            157           173              753           157
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
NET ASSETS                               $ 4,419,676   $  2,402,020  $  2,783,308  $    11,709,847  $  2,509,018
                                         ============  ============  ============  ===============  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                        5.51%          2.99%         3.47%           14.60%         3.13%
                                         ============  ============  ============  ===============  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period              43,067        121,424        15,112          271,557        16,930
  - Unit value                           $    12.569   $      2.128  $      5.281  $         3.088  $      2.764
                                         ------------  ------------  ------------  ---------------  ------------
  - Value in accumulation period             541,304        258,441        79,809          838,468        46,802
                                         ------------  ------------  ------------  ---------------  ------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period             307,184      1,000,554       508,449        3,498,358       884,976
  - Unit value                           $    12.626   $      2.142  $      5.317  $         3.108  $      2.782
                                         ------------  ------------  ------------  ---------------  ------------
  - Value in accumulation period           3,878,372      2,143,579     2,703,499       10,871,379     2,462,216
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
NET ASSETS                               $ 4,419,676   $  2,402,020  $  2,783,308  $    11,709,847  $  2,509,018
                                         ============  ============  ============  ===============  ============
---------------------------------------

See accompanying notes.

                                                        DEUTSCHE         DEUTSCHE                          DGPF
                                         BARON          EQUITY 500       SMALL CAP        DGPF             GROWTH
                                         CAPITAL ASSET  INDEX            INDEX            TREND            AND INCOME
                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $       --     $            --  $           --   $     4,072,283  $      539,294
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                        98,785           5,129,657         108,013                --              --
---------------------------------------  -------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                 98,785           5,129,657         108,013         4,072,283         539,294
 - Liability - Payable to The Lincoln
   National Life Insurance Company                7                 323               7               268              34
---------------------------------------  -------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $   98,778     $     5,129,334  $      108,006   $     4,072,015  $      539,260
                                         =============  ===============  ===============  ===============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                       0.12%               6.39%           0.13%             5.08%           0.67%
                                         =============  ===============  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period              3,059              24,389           1,554           190,139           9,625
  - Unit value                           $   11.052     $         9.884  $       11.107   $         2.129  $        1.706
                                         -------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period             33,814             241,055          17,255           404,783          16,416
                                         -------------  ---------------  ---------------  ---------------  ---------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period              5,852             492,501           8,132         1,711,561         304,690
  - Unit value                           $   11.100     $         9.925  $       11.158   $         2.143  $        1.716
                                         -------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period             64,964           4,888,279          90,751         3,667,232         522,844
                                         -------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $   98,778     $     5,129,334  $      108,006   $     4,072,015  $      539,260
                                         =============  ===============  ===============  ===============  ===============
---------------------------------------

                                         DGPF                              FIDELITY VIP     FIDELITY VIP II
                                         GLOBAL           DGPF             GROWTH           CONTRAFUND
                                         BOND             REIT             SERVICE CLASS    SERVICE CLASS
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $      18,035    $      62,988    $           --   $            --
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                               --               --         2,670,039           720,044
---------------------------------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                    18,035           62,988         2,670,039           720,044
 - Liability - Payable to The Lincoln
   National Life Insurance Company                   1                4               170                48
---------------------------------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $      18,034    $      62,984    $    2,669,869   $       719,996
                                         ===============  ===============  ===============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                          0.02%            0.08%             3.33%             0.90%
                                         ===============  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period                 6,589            2,311            19,629            16,497
  - Unit value                           $       1.128    $      11.662    $       10.900   $        10.465
                                         ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period                 7,433           26,948           213,952           172,637
                                         ---------------  ---------------  ---------------  ---------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period                 9,332            3,084           224,319            52,088
  - Unit value                           $       1.136    $      11.683    $       10.948   $        10.508
                                         ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period                10,601           36,036         2,455,917           547,359
                                         ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $      18,034    $      62,984    $    2,669,869   $       719,996
                                         ===============  ===============  ===============  ===============
---------------------------------------

                                         LN            LN                                            LN            LN
                                         GLOBAL ASSET  GROWTH AND       LN             LN            MONEY         SOCIAL
                                         ALLOCATION    INCOME           INTERNATIONAL  MANAGED       MARKET        AWARENESS
                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $   638,086   $    19,101,248  $  1,795,403   $  2,664,470  $  4,234,736  $     9,401,768
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                             --                --            --             --            --               --
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
TOTAL ASSETS                                 638,086        19,101,248     1,795,403      2,664,470     4,234,736        9,401,768
 - Liability - Payable to The Lincoln
   National Life Insurance Company                40             1,201           117            166           264              591
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
NET ASSETS                               $   638,046   $    19,100,047  $  1,795,286   $  2,664,304  $  4,234,472  $     9,401,177
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                        0.80%            23.81%         2.24%          3.32%         5.28%           11.72%
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period               5,212            31,362         8,460          5,849       223,629           31,481
  - Unit value                           $     3.154   $        11.970  $      2.039   $      5.476  $      2.738  $         6.094
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
  - Value in accumulation period              16,436           375,393        17,251         32,033       612,349          191,851
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period             195,800         1,554,047       866,440        477,531     1,312,894        1,501,539
  - Unit value                           $     3.175   $        12.049  $      2.052   $      5.512  $      2.759  $         6.133
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
  - Value in accumulation period             621,610        18,724,654     1,778,035      2,632,271     3,622,123        9,209,326
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
NET ASSETS                               $   638,046   $    19,100,047  $  1,795,286   $  2,664,304  $  4,234,472  $     9,401,177
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------

                                         LN                         NB AMT
                                         SPECIAL        NB AMT      MID-CAP
                                         OPPORTUNITIES  PARTNERS    GROWTH
                                         SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $  1,005,962   $     --    $         --
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                              --     64,571         491,648
---------------------------------------  ------------   ----------  ------------
---------------------------------------
TOTAL ASSETS                                1,005,962     64,571         491,648
 - Liability - Payable to The Lincoln
   National Life Insurance Company                 62          4              35
---------------------------------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $  1,005,900   $ 64,567    $    491,613
                                         ============   ==========  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                         1.25%      0.08%           0.61%
                                         ============   ==========  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period                1,483      2,597          15,948
  - Unit value                           $      9.476   $  9.763    $     14.026
                                         ------------   ----------  ------------
  - Value in accumulation period               14,049     25,354         223,683
                                         ------------   ----------  ------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period              104,011      3,998          19,017
  - Unit value                           $      9.536   $  9.805    $     14.089
                                         ------------   ----------  ------------
  - Value in accumulation period              991,851     39,213         267,930
---------------------------------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $  1,005,900   $ 64,567    $    491,613
                                         ============   ==========  ============
---------------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                              AFIS        AFIS           AVPSF       AVPSF
                                              GROWTH      INTERNATIONAL  TECHNOLOGY  GROWTH
                                              CLASS 2     CLASS 2        CLASS B     CLASS B
                                COMBINED      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $    933,280  $      --   $        136   $      --   $       1
 - Dividends from net realized
   gains on investments            4,408,391         --             --         932         236
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000          (551,910)    (5,467)        (1,978)       (201)        (29)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                    (24,754)      (560)          (209)        (87)        (17)
                                ------------  ---------   ------------   ---------   ---------
NET INVESTMENT INCOME (LOSS)       4,765,007     (6,027)        (2,051)        644         191
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                        52,077         39        (87,357)       (369)         --
 - Net change in unrealized
   appreciation or
   depreciation on investments   (12,761,019)  (220,283)       (48,921)    (34,208)     (2,083)
------------------------------  ------------  ---------   ------------   ---------   ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS    (12,708,942)  (220,244)      (136,278)    (34,577)     (2,083)
------------------------------  ------------  ---------   ------------   ---------   ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $ (7,943,935) $(226,271)  $   (138,329)  $ (33,933)  $  (1,892)
------------------------------  ============  =========   ============   =========   =========

                                JANUS ASPEN  LN                      LN            LN
                                WORLDWIDE    AGGRESSIVE  LN          CAPITAL       EQUITY-
                                GROWTH       GROWTH      BOND        APPRECIATION  INCOME
                                SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $    86,863  $      --   $ 143,493   $        --   $     17,132
 - Dividends from net realized
   gains on investments             281,073     91,127          --       564,419        616,727
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000          (28,202)   (13,265)    (19,619)      (90,717)       (17,851)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                    (2,927)      (824)       (298)       (5,436)          (181)
                                -----------  ---------   ---------   -----------   ------------
NET INVESTMENT INCOME (LOSS)        336,807     77,038     123,576       468,266        615,827
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                      (51,522)    40,007     (96,304)      243,068       (115,771)
 - Net change in unrealized
   appreciation or
   depreciation on investments   (1,237,921)  (370,891)    225,522    (3,071,872)      (350,453)
------------------------------  -----------  ---------   ---------   -----------   ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS    (1,289,443)  (330,884)    129,218    (2,828,804)      (466,224)
------------------------------  -----------  ---------   ---------   -----------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $  (952,636) $(253,846)  $ 252,794   $(2,360,538)  $    149,603
------------------------------  ===========  =========   =========   ===========   ============

See accompanying notes.

                                               DEUTSCHE    DEUTSCHE                DGPF        DGPF
                                BARON          EQUITY 500  SMALL CAP   DGPF        GROWTH      GLOBAL      DGPF
                                CAPITAL ASSET  INDEX       INDEX       TREND       AND INCOME  BOND        REIT
                                SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                         $      --    $   2,967   $      --   $      --   $   8,373   $     119   $      --
 - Dividends from net realized
   gains on investments                 201           --         559     173,378      38,154          --          --
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000             (396)     (29,174)       (469)    (25,908)     (3,397)        (78)        (58)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                      (208)      (1,519)       (119)     (2,320)        (90)        (48)        (37)
                                  ---------    ---------   ---------   ---------   ---------   ---------   ---------
NET INVESTMENT INCOME (LOSS)           (403)     (27,726)        (29)    145,150      43,040          (7)        (95)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                          425        4,818      (2,739)     93,543     (20,306)     (1,230)        135
 - Net change in unrealized
   appreciation or
   depreciation on investments       (1,693)    (369,420)     (4,502)   (849,934)     22,881       1,195       4,216
------------------------------    ---------    ---------   ---------   ---------   ---------   ---------   ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS        (1,268)    (364,602)     (7,241)   (756,391)      2,575         (35)      4,351
------------------------------    ---------    ---------   ---------   ---------   ---------   ---------   ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $  (1,671)   $(392,328)  $  (7,270)  $(611,241)  $  45,615   $     (42)  $   4,256
------------------------------    =========    =========   =========   =========   =========   =========   =========

                                FIDELITY VIP   FIDELITY VIP II
                                GROWTH         CONTRAFUND
                                SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $      1,375   $          612
 - Dividends from net realized
   gains on investments              164,160           22,228
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000           (16,355)          (3,380)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                     (1,550)            (884)
                                ------------   --------------
NET INVESTMENT INCOME (LOSS)         147,630           18,576
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                       (13,891)          (4,010)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (495,360)         (58,771)
------------------------------  ------------   --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS       (509,251)         (62,781)
------------------------------  ------------   --------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $   (361,621)  $      (44,205)
------------------------------  ============   ==============

                                LN            LN                                      LN           LN           LN
                                GLOBAL ASSET  GROWTH AND   LN             LN          MONEY        SOCIAL       SPECIAL
                                ALLOCATION    INCOME       INTERNATIONAL  MANAGED     MARKET       AWARENESS    OPPORTUNITIES
                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $        --   $   212,958  $     38,200   $  98,101   $  236,392   $    67,510  $     18,860
 - Dividends from net realized
   gains on investments              43,753     1,300,651        51,730     153,413           --       728,305       173,321
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000           (4,667)     (148,136)      (16,023)    (21,156)     (27,903)      (69,335)       (6,875)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                       (63)       (2,595)          (76)       (206)      (2,337)         (848)          (75)
                                -----------   -----------  ------------   ---------   -----------  -----------  ------------
NET INVESTMENT INCOME (LOSS)         39,023     1,362,878        73,831     230,152      206,152       725,632       185,231
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                        2,103       196,692      (180,540)     (6,353)          --       110,858       (49,550)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (81,293)   (3,690,743)       23,226    (306,602)          --    (1,761,925)      (13,317)
------------------------------  -----------   -----------  ------------   ---------   -----------  -----------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS       (79,190)   (3,494,051)     (157,314)   (312,955)          --    (1,651,067)      (62,867)
------------------------------  -----------   -----------  ------------   ---------   -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $   (40,167)  $(2,131,173) $    (83,483)  $ (82,803)  $  206,152   $  (925,435) $    122,364
------------------------------  ===========   ===========  ============   =========   ===========  ===========  ============

                                            NB AMT
                                NB AMT      MID-CAP
                                PARTNERS    GROWTH
                                SUBACCOUNT  SUBACCOUNT
------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $     188   $      --
 - Dividends from net realized
   gains on investments             3,987          37
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000           (158)     (1,113)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                    (189)     (1,051)
                                ---------   ---------
NET INVESTMENT INCOME (LOSS)        3,828      (2,127)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                       (188)     (9,481)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (3,164)    (64,703)
------------------------------  ---------   ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS      (3,352)    (74,184)
------------------------------  ---------   ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     476   $ (76,311)
------------------------------  =========   =========

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                              AFIS
                                              GROWTH
                                              CLASS 2
                                COMBINED      SUBACCOUNT
--------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $ 24,463,173  $       --
Changes From Operations:
  - Net investment income
   (loss)                          2,177,710          --
  - Net realized gain (loss)
   on investments                    427,978          --
  - Net change in unrealized
   appreciation or
   depreciation on investments     5,322,882          --
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      7,928,570          --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            45,161,865          --
  - Terminated contracts         (14,490,339)         --
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   30,671,526          --
                                ------------  ----------
------------------------------
TOTAL INCREASE IN NET ASSETS      38,600,096          --
------------------------------  ------------  ----------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                           63,063,269          --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                          4,765,007      (6,027)
  - Net realized gain (loss)
   on investments                     52,077          39
  - Net change in unrealized
   appreciation or
   depreciation on investments   (12,761,019)   (220,283)
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     (7,943,935)   (226,271)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            56,796,672   3,050,240
  - Terminated contracts         (31,689,883)   (103,327)
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   25,106,789   2,946,913
------------------------------  ------------  ----------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     17,162,854   2,720,642
------------------------------  ------------  ----------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $ 80,226,123  $2,720,642
                                ============  ==========
------------------------------

See accompanying notes.

                                AFIS           AVPSF       AVPSF                      DEUTSCHE    DEUTSCHE                DGPF
                                INTERNATIONAL  TECHNOLOGY  GROWTH      BARON          EQUITY 500  SMALL CAP   DGPF        GROWTH
                                CLASS 2        CLASS B     CLASS B     CAPITAL ASSET  INDEX       INDEX       TREND       AND INCOME
                                SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $         --   $      --   $      --   $         --   $       --  $      --   $  862,696  $ 322,524
Changes From Operations:
  - Net investment income
   (loss)                                 --          --          --             16        6,968        205      (10,831)    37,228
  - Net realized gain (loss)
   on investments                         --          --          --             (2)          25         --      190,173    (10,345)
  - Net change in unrealized
   appreciation or
   depreciation on investments            --          --          --          1,613       76,941        668      719,320    (56,345)
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             --          --          --          1,627       83,934        873      898,662    (29,462)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                    --          --          --          9,252      953,412      5,278    1,176,995    359,323
  - Terminated contracts                  --          --          --            (50)         (35)        --     (740,683)  (160,546)
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                           --          --          --          9,202      953,377      5,278      436,312    198,777
                                ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
TOTAL INCREASE IN NET ASSETS              --          --          --         10,829    1,037,311      6,151    1,334,974    169,315
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                   --          --          --         10,829    1,037,311      6,151    2,197,670    491,839
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             (2,051)        644         191           (403)     (27,726)       (29)     145,150     43,040
  - Net realized gain (loss)
   on investments                    (87,357)       (369)         --            425        4,818     (2,739)      93,543    (20,306)
  - Net change in unrealized
   appreciation or
   depreciation on investments       (48,921)    (34,208)     (2,083)        (1,693)    (369,420)    (4,502)    (849,934)    22,881
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       (138,329)    (33,933)     (1,892)        (1,671)    (392,328)    (7,270)    (611,241)    45,615
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             4,270,927     164,087      23,911        116,724    4,918,154    143,936    3,080,578    110,476
  - Terminated contracts          (3,391,527)    (24,993)       (327)       (27,104)    (433,803)   (34,811)    (594,992)  (108,670)
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      879,400     139,094      23,584         89,620    4,484,351    109,125    2,485,586      1,806
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        741,071     105,161      21,692         87,949    4,092,023    101,855    1,874,345     47,421
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    741,071   $ 105,161   $  21,692   $     98,778   $5,129,334  $ 108,006   $4,072,015  $ 539,260
                                ============   =========   =========   ============   ==========  =========   ==========  =========
------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                DGPF
                                GLOBAL      DGPF
                                BOND        REIT
                                SUBACCOUNT  SUBACCOUNT
------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $  13,983   $      --
Changes From Operations:
  - Net investment income
   (loss)                             760          --
  - Net realized gain (loss)
   on investments                     (35)         --
  - Net change in unrealized
   appreciation or
   depreciation on investments     (1,455)         --
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (730)         --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              5,193          --
  - Terminated contracts             (665)         --
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     4,528          --
                                ---------   ---------
------------------------------
TOTAL INCREASE IN NET ASSETS        3,798          --
------------------------------  ---------   ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            17,781          --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                              (7)        (95)
  - Net realized gain (loss)
   on investments                  (1,230)        135
  - Net change in unrealized
   appreciation or
   depreciation on investments      1,195       4,216
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         (42)      4,256
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             14,002      86,822
  - Terminated contracts          (13,707)    (28,094)
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       295      58,728
------------------------------  ---------   ---------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         253      62,984
------------------------------  ---------   ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  18,034   $  62,984
                                =========   =========
------------------------------

See accompanying notes.

                                FIDELITY VIP   FIDELITY VIP II  JANUS ASPEN      LN                                LN
                                GROWTH         CONTRAFUND       WORLDWIDE        AGGRESSIVE       LN               CAPITAL
                                SERVICE CLASS  SERVICE CLASS    GROWTH           GROWTH           BOND             APPRECIATION
                                SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $         --   $           --   $            --  $     871,259    $     1,424,049  $   1,433,053
Changes From Operations:
  - Net investment income
   (loss)                               (647)            (125)           (1,222)        (6,670)           195,715        (11,954)
  - Net realized gain (loss)
   on investments                        152              (41)               44         69,998            (14,104)        86,375
  - Net change in unrealized
   appreciation or
   depreciation on investments        82,311           10,196           262,053        263,590           (292,291)     2,211,366
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         81,816           10,030           260,875        326,918           (110,680)     2,285,787
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               899,142           67,149         1,203,585        424,289          2,442,789      7,123,360
  - Terminated contracts                  --             (375)               --       (582,033)          (545,663)      (794,854)
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      899,142           66,774         1,203,585       (157,744)         1,897,126      6,328,506
                                ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
TOTAL INCREASE IN NET ASSETS         980,958           76,804         1,464,460        169,174          1,786,446      8,614,293
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              980,958           76,804         1,464,460      1,040,433          3,210,495     10,047,346
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            147,630           18,576           336,807         77,038            123,576        468,266
  - Net realized gain (loss)
   on investments                    (13,891)          (4,010)          (51,522)        40,007            (96,304)       243,068
  - Net change in unrealized
   appreciation or
   depreciation on investments      (495,360)         (58,771)       (1,237,921)      (370,891)           225,522     (3,071,872)
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       (361,621)         (44,205)         (952,636)      (253,846)           252,794     (2,360,538)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             2,412,980          943,793         5,498,577      2,004,667            831,478      6,398,797
  - Terminated contracts            (362,448)        (256,396)       (1,590,725)      (389,234)        (1,511,459)    (2,375,758)
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    2,050,532          687,397         3,907,852      1,615,433           (679,981)     4,023,039
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      1,688,911          643,192         2,955,216      1,361,587           (427,187)     1,662,501
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,669,869   $      719,996   $     4,419,676  $   2,402,020    $     2,783,308  $  11,709,847
                                ============   ==============   ===============  =============    ===============  =============
------------------------------

                                               LN
                                LN             GLOBAL ASSET
                                EQUITY-INCOME  ALLOCATION
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT JANUARY 1, 1999   $  1,867,694   $       431,018
Changes From Operations:
  - Net investment income
   (loss)                            158,512            21,617
  - Net realized gain (loss)
   on investments                    (11,195)            6,732
  - Net change in unrealized
   appreciation or
   depreciation on investments       (34,887)           32,080
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        112,430            60,429
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             3,411,792           304,656
  - Terminated contracts          (1,853,630)         (151,912)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    1,558,162           152,744
                                -------------  ---------------
------------------------------
TOTAL INCREASE IN NET ASSETS       1,670,592           213,173
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            3,538,286           644,191
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            615,827            39,023
  - Net realized gain (loss)
   on investments                   (115,771)            2,103
  - Net change in unrealized
   appreciation or
   depreciation on investments      (350,453)          (81,293)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        149,603           (40,167)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               857,447           170,519
  - Terminated contracts          (2,036,318)         (136,497)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   (1,178,871)           34,022
------------------------------  -------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     (1,029,268)           (6,145)
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,509,018   $       638,046
                                =============  ===============
------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                LN
                                GROWTH AND       LN
                                INCOME           INTERNATIONAL
                                SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $     6,912,501  $     1,218,895
Changes From Operations:
  - Net investment income
   (loss)                               563,326          578,751
  - Net realized gain (loss)
   on investments                        94,311          (57,277)
  - Net change in unrealized
   appreciation or
   depreciation on investments        1,645,307         (142,279)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         2,302,944          379,195
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               11,756,068        1,810,709
  - Terminated contracts             (1,766,030)        (686,894)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       9,990,038        1,123,815
                                ---------------  ---------------
------------------------------
TOTAL INCREASE IN NET ASSETS         12,292,982        1,503,010
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              19,205,483        2,721,905
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             1,362,878           73,831
  - Net realized gain (loss)
   on investments                       196,692         (180,540)
  - Net change in unrealized
   appreciation or
   depreciation on investments       (3,690,743)          23,226
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (2,131,173)         (83,483)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                5,427,231          965,429
  - Terminated contracts             (3,401,494)      (1,808,565)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       2,025,737         (843,136)
------------------------------  ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          (105,436)        (926,619)
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    19,100,047  $     1,795,286
                                ===============  ===============
------------------------------

See accompanying notes.

                                                                      LN             LN                              NB AMT
                                LN                   LN               SOCIAL         SPECIAL        NB AMT           MID-CAP
                                MANAGED              MONEY MARKET     AWARENESS      OPPORTUNITIES  PARTNERS         GROWTH
                                SUBACCOUNT           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $       1,163,222    $    2,136,214   $   4,852,969  $    953,096   $          --    $          --
Changes From Operations:
  - Net investment income
   (loss)                                 157,040            77,190         271,030       140,885             (55)             (29)
  - Net realized gain (loss)
   on investments                           6,342                --          98,617       (31,788)             (4)              --
  - Net change in unrealized
   appreciation or
   depreciation on investments             38,344                --         678,104      (175,683)          1,232            2,697
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             201,726            77,190       1,047,751       (66,586)          1,173            2,668
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                  2,765,497         5,020,036       4,596,686       799,721          21,651            5,282
  - Terminated contracts                 (570,999)       (4,325,385)     (1,728,201)     (582,384)             --               --
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                         2,194,498           694,651       2,868,485       217,337          21,651            5,282
                                -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE IN NET ASSETS            2,396,224           771,841       3,916,236       150,751          22,824            7,950
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                 3,559,446         2,908,055       8,769,205     1,103,847          22,824            7,950
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 230,152           206,152         725,632       185,231           3,828           (2,127)
  - Net realized gain (loss)
   on investments                          (6,353)               --         110,858       (49,550)           (188)          (9,481)
  - Net change in unrealized
   appreciation or
   depreciation on investments           (306,602)               --      (1,761,925)      (13,317)         (3,164)         (64,703)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             (82,803)          206,152        (925,435)      122,364             476          (76,311)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                    707,218        10,885,212       2,849,093       170,370          45,168          648,836
  - Terminated contracts               (1,519,557)       (9,764,947)     (1,291,686)     (390,681)         (3,901)         (88,862)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                          (812,339)        1,120,265       1,557,407      (220,311)         41,267          559,974
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            (895,142)        1,326,417         631,972       (97,947)         41,743          483,663
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $       2,664,304    $    4,234,472   $   9,401,177  $  1,005,900   $      64,567    $     491,613
                                =================    ===============  =============  =============  ===============  =============
------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS

1.   ACCOUNTING POLICIES AND ACCOUNT INFORMATION

   THE VARIABLE ACCOUNT: Lincoln Life Variable Annuity Account Q (Variable Account) is a segregated investment account of the Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on June 1, 1998, are part of the operations of the Company. The Variable Account consists of a Multi-Fund-Registered Trademark- Group Variable Annuity (GVA) product offering a mortality and expense guarantee reduction for assets greater than or equal to $5,000,000.

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Accounts are divided into variable subaccounts each of which is invested in shares of twenty-seven mutual funds (the Funds) of ten diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS International Class 2 Fund

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF Technology Class B Fund
     AVPSF Growth Class B Fund

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche):
     Deutsche Equity 500 Index Fund
     Deutsche Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF Trend Series
     DGPF Growth and Income Series
     DGPF Global Bond Series
     DGPF REIT Series

   Fidelity Variable Insurance Products Fund:
     Growth Portfolio Service Class Portfolio

   Fidelity Variable Insurance Products Fund II:
     Contrafund Portfolio Service Class Portfolio

   Janus Aspen Series:
     Janus Aspen Series Worldwide Growth Portfolio

   Lincoln National (LN):
     LN Aggressive Growth Fund
     LN Bond Fund
     LN Capital Appreciation Fund
     LN Equity-Income Fund
     LN Global Asset Allocation Fund
     LN Growth and Income Fund
     LN International Fund
     LN Managed Fund
     LN Money Market Fund
     LN Social Awareness Fund
     LN Special Opportunities Fund

   Neuberger Berman Advisors Management Trust (NB AMT):
     NB AMT Partners Fund
     NB AMT Mid-Cap Growth Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2.   MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

      - Multi-Fund-Registered Trademark- GVA with assets greater than or equal to $5,000,000 at a daily rate of .0020547945% ( .750% on an annual basis).

      - Multi-Fund-Registered Trademark- GVA with assets less than $5,000,000 at a daily rate of .00274525% (1.002% on an annual basis).

   No amounts were retained by the Company for total or partial withdrawals of account balances. The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

3. NET ASSETS

 The following is a summary of net assets owned at December 31, 2000.

                                                AFIS          AFIS           AVPSF         AVPSF
                                                GROWTH        INTERNATIONAL  TECHNOLOGY    GROWTH
                                                CLASS 2       CLASS 2        CLASS B       CLASS B
                                COMBINED        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $   77,832,013  $  2,946,913  $    879,400   $   139,094   $     23,584
Accumulated net investment
   income (loss)                     7,105,604        (6,027)       (2,051)          644            191
Accumulated net realized gain
   (loss) on investments               473,140            39       (87,357)         (369)            --
Net unrealized appreciation
   (depreciation) on
   investments                      (5,184,634)     (220,283)      (48,921)      (34,208)        (2,083)
------------------------------  --------------  ------------  ------------   ------------  ------------
------------------------------
                                $   80,226,123  $  2,720,642  $    741,071   $   105,161   $     21,692
                                ==============  ============  ============   ============  ============


                                JANUS ASPEN      LN                                  LN               LN
                                WORLDWIDE        AGGRESSIVE       LN                 CAPITAL          EQUITY-
                                GROWTH           GROWTH           BOND               APPRECIATION     INCOME
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $    5,111,437   $     2,236,611  $     2,617,657    $    11,541,279  $       2,121,610
Accumulated net investment
   income (loss)                       335,585            69,094          350,109            454,153            784,902
Accumulated net realized gain
   (loss) on investments               (51,478)          110,089         (105,490)           333,600           (125,582)
Net unrealized appreciation
   (depreciation) on
   investments                        (975,868)          (13,774)         (78,968)          (619,185)          (271,912)
------------------------------  ---------------  ---------------  ---------------    ---------------  -----------------
------------------------------
                                $    4,419,676   $     2,402,020  $     2,783,308    $    11,709,847  $       2,509,018
                                ===============  ===============  ===============    ===============  =================

                                               DEUTSCHE      DEUTSCHE                    DGPF          DGPF
                                BARON          EQUITY 500    SMALL CAP     DGPF          GROWTH        GLOBAL         DGPF
                                CAPITAL ASSET  INDEX         INDEX         TREND         AND INCOME    BOND           REIT
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units            $   98,822    $  5,437,728  $   114,403   $  3,684,881  $   503,596   $    18,557    $    58,728
Accumulated net investment
   income (loss)                       (387)        (20,758)         176        132,898       80,564           905            (95)
Accumulated net realized gain
   (loss) on investments                423           4,843       (2,739)       273,276      (30,462)       (1,265)           135
Net unrealized appreciation
   (depreciation) on
   investments                          (80)       (292,479)      (3,834)       (19,040)     (14,438)         (163)         4,216
------------------------------   ----------    ------------  ------------  ------------  ------------  -------------  -------------
------------------------------
                                 $   98,778    $  5,129,334  $   108,006   $  4,072,015  $   539,260   $    18,034    $    62,984
                                 ==========    ============  ============  ============  ============  =============  =============

                                FIDELITY VIP   FIDELITY VIP II
                                GROWTH         CONTRAFUND
                                SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $  2,949,674      $ 754,171
Accumulated net investment
   income (loss)                     146,983         18,451
Accumulated net realized gain
   (loss) on investments             (13,739)        (4,051)
Net unrealized appreciation
   (depreciation) on
   investments                      (413,049)       (48,575)
------------------------------  -------------     ---------
------------------------------
                                $  2,669,869      $ 719,996
                                =============     =========

                                  LN                 LN                                                       LN
                                  GLOBAL ASSET       GROWTH AND         LN                 LN                 MONEY
                                  ALLOCATION         INCOME             INTERNATIONAL      MANAGED            MARKET
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units             $      586,260     $    18,085,390    $    1,435,546     $     2,466,607    $     3,923,908
Accumulated net investment
   income (loss)                          62,336           1,969,904           657,008             405,320            310,564
Accumulated net realized gain
   (loss) on investments                   8,880             292,187          (238,942)                657                  -
Net unrealized appreciation
   (depreciation) on
   investments                           (19,430)         (1,247,434)          (58,326)           (208,280)                 -
------------------------------    ---------------    ---------------    ---------------    ---------------    ---------------
------------------------------
                                  $      638,046     $    19,100,047    $    1,795,286     $     2,664,304    $     4,234,472
                                  ===============    ===============    ===============    ===============    ===============

                                LN                 LN                                    NB AMT
                                SOCIAL             SPECIAL            NB AMT             MID-CAP
                                AWARENESS          OPPORTUNITIES      PARTNERS           GROWTH
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $     8,625,971    $      842,012     $      62,918      $       565,256
Accumulated net investment
   income (loss)                      1,020,920           332,598             3,773               (2,156)
Accumulated net realized gain
   (loss) on investments                199,313           (79,155)             (192)              (9,481)
Net unrealized appreciation
   (depreciation) on
   investments                         (445,027)          (89,555)           (1,932)             (62,006)
------------------------------  ---------------    ---------------    ---------------    ---------------
------------------------------
                                $     9,401,177    $    1,005,900     $      64,567      $       491,613
                                ===============    ===============    ===============    ===============

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

4.   PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                         AGGREGATE   AGGREGATE
                                         COST OF     PROCEEDS
                                         PURCHASES   FROM SALES
---------------------------------------------------------------
AFIS Growth Class 2 Fund                 $2,993,632  $   52,570
---------------------------------------
AFIS International Class 2 Fund           4,162,775   3,285,376
---------------------------------------
AVPSF Technology Class B Fund               159,738      19,992
---------------------------------------
AVPSF Growth Class B Fund                    23,867          90
---------------------------------------
Baron Capital Asset Fund                    121,102      31,878
---------------------------------------
Deutsche Equity 500 Index Fund            4,773,748     316,818
---------------------------------------
Deutsche Small Cap Index Fund               138,981      29,878
---------------------------------------
DGPF Trend Series                         3,047,259     416,299
---------------------------------------
DGPF Growth and Income Series               148,155     103,285
---------------------------------------
DGPF Global Bond Series                      11,524      11,235
---------------------------------------
DGPF REIT Series                             86,560      27,923
---------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                        2,525,709     327,395
---------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                          884,768     178,749
---------------------------------------
Janus Aspen Worldwide Growth Portfolio    5,310,358   1,065,445
---------------------------------------
LN Aggressive Growth Fund                 1,865,029     172,422
---------------------------------------
LN Bond Fund                                942,927   1,499,225
---------------------------------------
LN Capital Appreciation Fund              6,205,566   1,713,711
---------------------------------------
LN Equity-Income Fund                     1,448,969   2,011,928
---------------------------------------
LN Global Asset Allocation Fund             174,865     101,793
---------------------------------------
LN Growth and Income Fund                 6,228,905   2,839,483
---------------------------------------
LN International Fund                     1,052,170   1,821,414
---------------------------------------
LN Managed Fund                           1,174,026   1,756,119
---------------------------------------
LN Money Market Fund                      9,174,198   7,847,565
---------------------------------------
LN Social Awareness Fund                  3,540,340   1,256,888
---------------------------------------
LN Special Opportunities Fund               347,658     382,698
---------------------------------------
NB AMT Partners Fund                         48,169       3,071
---------------------------------------
NB AMT Mid-Cap Growth Fund                  641,362      83,480
---------------------------------------
                                         ----------  ----------
                                         $57,232,360 $27,356,730
                                         ==========  ==========

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2000.

                                                      NET
                                         SHARES       ASSET   VALUE OF         COST OF
                                         OUTSTANDING  VALUE   SHARES           SHARES
---------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                    37,124    $73.29  $     2,720,818  $    2,941,101
---------------------------------------
AFIS International Class 2 Fund             36,099     20.53          741,121         790,042
---------------------------------------
AVPSF Technology Class B Fund                4,224     24.90          105,169         139,377
---------------------------------------
AVPSF Growth Class B Fund                      868     24.99           21,694          23,777
---------------------------------------
Baron Capital Asset Fund                     5,723     17.26           98,785          98,865
---------------------------------------
Deutsche Equity 500 Index Fund             372,524     13.77        5,129,657       5,422,136
---------------------------------------
Deutsche Small Cap Index Fund                9,731     11.10          108,013         111,847
---------------------------------------
DGPF Trend Series                          136,654     29.80        4,072,283       4,091,323
---------------------------------------
DGPF Growth and Income Series               31,911     16.90          539,294         553,732
---------------------------------------
DGPF Global Bond Series                      1,854      9.73           18,035          18,198
---------------------------------------
DGPF REIT Series                             5,716     11.02           62,988          58,772
---------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                          61,380     43.50        2,670,039       3,083,088
---------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                          30,420     23.67          720,044         768,619
---------------------------------------
Janus Aspen Worldwide Growth Portfolio     119,523     36.98        4,419,959       5,395,827
---------------------------------------
LN Aggressive Growth Fund                  136,139     17.65        2,402,177       2,415,951
---------------------------------------
LN Bond Fund                               234,083     11.89        2,783,481       2,862,449
---------------------------------------
LN Capital Appreciation Fund               462,048     25.35       11,710,600      12,329,785
---------------------------------------
LN Equity-Income Fund                      143,850     17.44        2,509,175       2,781,087
---------------------------------------
LN Global Asset Allocation Fund             43,166     14.78          638,086         657,516
---------------------------------------
LN Growth and Income Fund                  441,658     43.25       19,101,248      20,348,682
---------------------------------------
LN International Fund                      130,395     13.77        1,795,403       1,853,729
---------------------------------------
LN Managed Fund                            157,503     16.92        2,664,470       2,872,750
---------------------------------------
LN Money Market Fund                       423,474     10.00        4,234,736       4,234,736
---------------------------------------
LN Social Awareness Fund                   252,681     37.21        9,401,768       9,846,795
---------------------------------------
LN Special Opportunities Fund               38,921     25.85        1,005,962       1,095,517
---------------------------------------
NB AMT Partners Fund                         3,993     16.17           64,571          66,503
---------------------------------------
NB AMT Mid-Cap Growth Fund                  21,870     22.48          491,648         553,654
                                                              ---------------  --------------
---------------------------------------
                                                              $    80,231,224  $   85,415,858
                                                              ===============  ==============

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

6.   NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   Effective April 30, 1999, the BT Equity 500 Index Fund, BT Small Cap Index Fund, Baron Capital Asset Fund, Fidelity VIP Growth Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Worldwide Growth Fund, AMT Partners Fund and AMT Mid-Cap Growth Fund became available as investment options for Variable Account contract owners. During 1999 the Delaware Decatur Total Return Series changed its name to the Delaware Growth and Income Series.

   During 2000, the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust and the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund
   (DGPF). Also during 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Technology Class B Fund, the AVPSF Growth Class B Fund and the DGPF REIT Series became available as investment options for Variable Account contract owners.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Variable Annuity Account Q

We have audited the accompanying statement of assets and liability of Lincoln Life Variable Annuity Account Q ("Variable Account") (comprised of the American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") Technology Class B, AVPSF Growth Class B, Baron Capital Funds Trust Capital Asset, Deutsche Asset Management VIT Funds Trust ("Deutsche") Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") Trend, DGPF Growth and Income, DGPF Global Bond, DGPF REIT Series, Fidelity Variable Insurance Products ("VIP") Growth Service Class, Fidelity VIP II Contrafund Service Class, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Growth and Income, LN International, LN Managed, LN Money Market, LN Social Awareness, LN Special Opportunities, Neuberger Berman Advisors Management Trust ("NB AMT") Partners, and NB AMT Mid-Cap Growth subaccounts) as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account Q at December 31, 2000, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

                           PART C--OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
--------

    (a)  LIST OF FINANCIAL STATEMENTS

         (1)   Part A.
               The Table of Condensed Financial Information is included in Part A of this Registration Statement.

         (2)   Part B.
               The following financial statements for the Variable Account are included in Part B of this Registration Statement:

               Statement of Assets and Liability - December 31, 2000 Statement of Operations - Year ended December 31, 2000 Statements of Changes in Net Assets - Years ended December 31,
                 2000 and 1999
               Notes to Financial Statements - December 31, 2000
               Report of Ernst & Young LLP, Independent Auditors


         (3)   Part B.

               The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

               Balance Sheets - Statutory-Basis - Years ended December 31, 2000 and 1999
               Statements of Operations - Statutory Basis - Years ended
                 December 31, 2000, 1999 and 1998
               Statements of Changes in Capital and Surplus - Statutory Basis -
                 Years ended December 31, 2000, 1999 and 1998
               Statements of Cash Flows - Statutory Basis - Years ended
                 December 31, 2000, 1999 and 1998
               Notes to Statutory-basis Financial Statements - December 31, 2000 Report of Ernst & Young LLP, Independent Auditors

    (b)  LIST OF EXHIBITS

         (1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are hereby incorporated by reference to Registrant's initial registration statement on form N-4 (333-32273) filed December 29, 1997.)

         (2)    N/A

         (3)    N/A

         (4)   Variable Annuity Contract

               (a)  Allocated Group Deferred Variable Annuity Contract /2/
               (b)  Unallocated Group Deferred Variable Annuity Contract /2/
               (c)  Active Life Certificate /2/
               (d)  Section 457 Annuity Endorsement /1/
               (e)  Section 403(b) Annuity Endorsement /1/
               (f)  Plan-Reimbursement Endorsement /1/
               (g)  Plan-Reimbursement Endorsement /1/
               (h)  Individual Enrollment /1/
               (i)  Allocated Group Deferred Variable Annuity Contract /2/
               (j) Amendment to 8/98 Group Deferred Variable Annuity Contract, Harris Trust /2/
               (k)  Active Life Certificate /2/
               (l)  Amendment to 8/98 Active Life Certificate /2/
               (m)  Amendment to 8/98 Group Deferred Variable
                    Annuity Contract, Minimum Death Benefit /3/
               (n)  Amendment to 8/98 Active Life Certificate,
                    Minimum Death Benefit /3/
               (o)  Subaccount Endorsement /3/
               (p)  Subaccount Endorsement /3/


         (5)   (a)  Application


         (6)   (a)  Articles of Incorporation of The Lincoln National Life
                    Insurance Company are hereby incorporated by reference to Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

               (b) By-Laws of The Lincoln National Life Insurance Company are hereby incorporated by reference to Post effective Amendment #1 to the Registration Statement on
                    Form N-4 (333-40937) filed on November 9, 1998.


         (7)        N/A



         (8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.

         (8)(b) Participation Agreement/Amendments for Lincoln National Aggressive Growth Fund, Inc.

         (8)(c) Participation Agreement/Amendments for Lincoln National Bond Fund, Inc.

         (8)(d) Participation Agreement/Amendments for Lincoln National Capital Appreciation Fund, Inc.

         (8)(e) Participation Agreement/Amendments for Lincoln National Equity-Income Fund, Inc.

         (8)(f) Participation Agreement/Amendments for Lincoln National Global Asset Allocation Fund, Inc.

         (8)(g) Participation Agreement/Amendments for Lincoln National Growth and Income Fund, Inc.

         (8)(h) Participation Agreement/Amendments for Lincoln National International Fund, Inc.

         (8)(i) Participation Agreement/Amendments for Lincoln National Managed Fund, Inc.

         (8)(j) Participation Agreement/Amendments for Lincoln National Money Market Fund, Inc.

         (8)(k) Participation Agreement/Amendments for Lincoln National Social Awareness Fund, Inc.

         (8)(l) Participation Agreement/Amendments for Lincoln National Special Opportunities Fund, Inc.

         (8)(m) Participation Agreement/Amendments for Delaware Group
                Premium Fund

         (8)(n) Participation Agreement/Amendments for Bankers Trust (BT)

         (8)(o) Participation Agreement/Amendments for Baron Capital

         (8)(p) Participation Agreement/Amendments for Fidelity Variable Insurance Trusts

         (8)(q) Participation Agreement/Amendments for Janus

         (8)(r) Participation Agreement/Amendments for Neuberger Berman

         (8)(s) Participation Agreement/Amendments for Alliance

         (8)(t) Participation Agreement/Amendments for American Funds

         (8)(u) Participation Agreement/Amendment for MFS


         (8)(v) Participation Agreement/Amendment for Putnam

         (9) Opinion and Consent of Jeremy Sachs, Counsel. /1/

        (10) Consent of Ernst & Young LLP, Independent Auditors

        (11) Not applicable.

        (12) N/A

        (13) Schedule of Computation. /1/

        (14) Not applicable.

        (15)    (a) Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
                (b) Memorandum Concerning Books and Records


        (16) Powers of attorney.
                (a) Janet Chrzan
                (b) Lawrence Rowland /2/
                (c) Charles Haldeman, Jr.
                (d) Richard Vaughan /2/
                (e) Jon Boscia /3/

        /1/ Incorporated herein by reference to the Registration Statement on form N-4, file number 333-32273, filed on April 23, 1998.

        /2/ Incorporated herein by reference to the Registration Statement on form N-4, (File No. 333-43373) filed on April 23, 1999.

        /3/ Incorporated herein by reference to the Registration Statement on form N-4, (File No. 333-43373) filed on April 18, 2000.


Item 25.            DIRECTORS AND OFFICERS OF THE DEPOSITOR
--------

Name                           Positions and Offices

Jon A. Boscia**                President and Director
Lorry J. Stensrud*             Chief Executive Officer of Annuities,
                               Executive Vice President, and Director
John H. Gotta****              Chief Executive Officer of Life Insurance,
                               Executive Vice President, and Director
Gary W. Parker****             Senior Vice President
Charles E. Haldeman, Jr.*****  Director
Cynthia A. Rose*               Secretary and Assistant Vice President
Lawrence T. Rowland***         Executive Vice President and Director
Eldon J. Summers*              Second Vice President and Treasurer
Richard C. Vaughan**           Director
Janet Chrzan*                  Senior Vice President, Chief Financial Officer
                               and Director
Elizabeth Frederick*           Senior Vice President and General Counsel
Diane Dillman*                 Director of Annuities Compliance
Christine Frederick****        Director of Life Compliance

* Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, IN 46804-1538
**** Principal business address is 350 Church Street, Hartford, CT 06103 ***** Principal business address is One Commerce Square, 2005 Market Street,
      39th Floor, Philadelphia, PA 19103-3682


Item 26.
--------

                    PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The organizational chart of The Lincoln National Insurance Holding Company System.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

As of February 28, 2001 there were 48 CONTRACT OWNERS under Lincoln Life Variable Annuity Account Q, with approximately 3131 participants.


Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T, Lincoln National Variable Annuity
         Account 53;

     (b) See Item 25.


     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account Q during the fiscal year which ended December 31, 2000:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
-----------------    ----------------  -------------  -----------  ------------

The Lincoln National
Life Insurance                                  (a)                          (b)
Company                   None              None          None        576,664

Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.


Item 31.  Management Services
--------  Not Applicable.





Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.



Item 33.
--------

     For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 11th day of April, 2001.

                                     LINCOLN LIFE VARIABLE ANNUITY
                                     Account Q - Group Multi-Fund
                                     (Registrant)

                                     By: /s/ Ronald L. Stopher
                                         ---------------------------------
                                         Ronald L. Stopher
                                         Vice President, Lincoln National
                                         Life Insurance Co.


                                         THE LINCOLN NATIONAL LIFE
                                         INSURANCE COMPANY
                                         (Depositor)


                                     By: /s/ Lorry J. Stensrud
                                         ------------------------------------
                                         Lorry J. Stensrud
                                         (Signature-Officer of Depositor)
                                         Executive Vice President, Lincoln
                                         National Life Insurance, Co.
                                         (Title)


     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                    Title                                Date
---------                    -----                                ----
  **                         President and Director               April 11, 2001
-----------------------      (Principal Executive Officer)
Jon A. Boscia


/s/ Lorry J. Stensrud        Executive Vice President,            April 11, 2001
-----------------------      Chief Executive Officer of
Lorry J. Stensrud            Annuities, and Director


  ***                        Senior Vice President, Chief         April 11, 2001
-----------------------      Financial Officer and Director
Janet Chrzan                 (Principal Accounting Officer and
                             Principal Financial Officer)


  *                          Executive Vice President             April 11, 2001
-----------------------      and Direcotr
Lawrence T. Rowland

                             Executive Vice President,            April __, 2001
-----------------------      Chief Executive Officer of
John H. Gotta                Life Insurance, and Director


  *                          Director                             April 11, 2001
-----------------------
Richard C. Vaughan


  ***                        Director                             April 11, 2001
-----------------------
Charles E. Haldeman, Jr.


  *By /s/ Steven M. Kluever   Pursuant to a Power of
      ---------------------   Attorney filed with Post-Effective
      Steven M. Kluever       Amendment No. 1 to the Registration Statement

 **By /s/ Steven M. Kluever   Pursuant to a Power of
      ---------------------   Attorney filed with Post-Effective
      Steven M. Kluever       Amendment No. 2 to the Registration Statement

***By /s/ Steven M. Kluever   Pursuant to a Power of
      ---------------------   Attorney filed with this
      Steven M. Kluever       Registration Statement
